UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — December 31, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|11

Annual report

Putnam VT Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Global financial uncertainty and the European debt crisis continue to contribute to risk aversion and volatility within markets around the world. While we have experienced some positive trends in recent months, stock markets ended 2011 essentially where they began.

Until a lasting and meaningful solution is found for the European debt problem and the U.S. economy establishes a solid footing, it is our belief that this volatility and uncertainty will persist, at least over the near term. In this kind of market, Putnam’s portfolio managers and analysts are dedicated to uncovering opportunities, while seeking to guard against downside risk.

During periods of market uncertainty, it is especially important to rely on the counsel and expertise of your financial advisor, who can help you maintain a long-term focus and a balanced investment approach suitable to your goals.

In other developments, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/11)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2011

Class IA: $6.88	Class IB: $6.87

Total return at net asset value

				Citigroup
			Barclays	Non-U.S.	JPMorgan
			Capital U.S.	World	Developed
	Class IA	Class IB	Aggregate	Government	High Yield
(as of 12/31/11)	shares*	shares†	Bond Index	Bond Index	Index‡

1 year	–3.17%	–3.43%	7.84%	5.17%	6.59%

5 years	21.83	21.93	37.01	41.75	46.10
Annualized	4.03	4.05	6.50	7.23	7.88

10 years	87.73	85.42	75.35	123.15	141.94
Annualized	6.50	6.37	5.78	8.36	9.24

Life	166.98	159.87	199.23	201.45	—
Annualized	5.51	5.36	6.17	6.20	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P-1	26.7%

Aaa	22.2%

Aa	0.6%

A	0.6%

Baa	6.8%

Ba	10.6%

B	21.2%

Caa and below	21.8%

Not rated	–10.5%

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 12/31/11. Cash and net other assets represents the market value weights of cash, derivatives, short-term securities and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Credit qualities are shown as a percentage of net assets as of 12/31/11. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT Diversified Income Fund 1

Report from your fund’s manager

What was the investment environment like during the 12 months ended December 31, 2011, and how did the fund perform in this context?

The year was characterized by two very different investment environments. During the opening four months, so-called “risk assets,” such as stocks, corporate bonds, and emerging-market debt, posted solid gains. This rally was spurred in part by the Federal Reserve’s [the Fed’s] second round of quantitative easing and more encouraging economic data. Investors had anticipated this move, and Treasury rates jumped higher as investors reallocated to other asset classes. By early summer, however, this upward trend stalled as investors dealt with a series of unsettling events — uneven economic data in the United States, the mounting sovereign debt crisis in the eurozone, political turmoil surrounding the U.S. federal debt ceiling, and the downgrading of long-term Treasury debt by Standard & Poor’s [S&P]. These events helped precipitate a signifi-cant sell-off of risk assets in the third quarter of 2011. In the fourth quarter, however, non-Treasury sectors performed better and helped to modestly offset some of the ground previously lost. For the year as a whole, Putnam VT Diversified Income Fund’s class IA shares at net asset value posted a modest loss.

Despite S&P’s downgrade, Treasuries were one of the better-performing sectors during the period. How did that affect the fund’s performance?

The fund had little direct investment in Treasury bonds and had a lower duration — which measures interest-rate exposure — than the benchmark throughout the period, and these factors detracted from the fund’s relative performance, particularly during the summer months. We continue to have less interest-rate risk than the benchmark given the near historic low levels of Treasury yields.

What detracted from the fund’s performance relative to its benchmark?

The fund’s positions in spread sectors — sectors of the bond market that offer a yield advantage over Treasuries — produced flat to modestly negative returns over the period due mainly to the severity of the third-quarter downturn. From a sector standpoint, our overweight position in high-yield bonds detracted from relative returns.

Our allocation to non-agency residential mortgage-backed securities [RMBS] and interest-only collateralized mortgage obligations [CMO IOs] also detracted. Although the fundamentals underpinning the RMBS market were fairly stable over the period, investors lost their appetite for mortgage credit risk in the third quarter, and the sector sold off. CMO IOs were negatively affected by three main factors: falling interest rates; discussion of government intervention in advance of modifications to the Home Affordable Refinance Program allowing certain “underwater” borrowers to refinance their loans at market rates; and general aversion to risk due to the sovereign debt crisis in Europe. I should note that in implementing our CMO IO strategy, we used interest-rate swaps and options to hedge the fund’s duration — or sensitivity to interest-rate changes — to isolate the prepayment risks associated with these securities, which we believed offered attractive return potential.

All three of these sectors — high-yield bonds, RMBS, and CMO IOs — remain significant allocations for the fund, and we believe that fundamentally they remain quite attractive.

How is the fund positioned in international markets?

With the ongoing turmoil in Europe, we continue to have minimal exposure to eurozone sovereign debt and maintain an underweight position in the euro. While we believe that the long-term fundamental outlook for emerging markets remains attractive, we continue to be highly selective in our positioning within emerging-market debt and currencies, and currently are maintaining a defensive stance.

What is your outlook?

We believe the U.S. economy will maintain a positive growth trajectory over the near term. In our view, the prospects are good for already-lean corporations to surprise on the upside. Despite the macroeconomic challenges facing U.S. markets, including stubbornly high unemployment, a stalled housing market, and below-average GDP growth, we believe the fundamentals across a range of fixed-income sectors remain attractive. Investors’ reluctance to take on risk seems to have led to compelling valuations in non-Treasury sectors, and we intend to tactically allocate to those areas we find undervalued. For longer-term shareholders, we believe our strategy of active management should prove prudent as investors regain an appetite for risk and the extreme volatility of recent months subsides.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

2 Putnam VT Diversified Income Fund

Your fund’s managers

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael Atkin, Kevin Murphy, Michael Salm, Paul Scanlon, and Raman Srivastava.

Mr. Srivastava joined the fund in January 2012. A CFA charter-holder, he joined Putnam in 1999 and has been in the investment industry since 1997.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2011, to December 31, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/11		for the 6 months ended 12/31/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.77	$4.99	$3.92	$5.19

Ending value
(after expenses)	$943.80	$942.40	$1,021.32	$1,020.06

Annualized
expense ratio†	0.77%	1.02%	0.77%	1.02%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT Diversified Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Diversified Income Fund (the “fund”) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2012

Putnam VT Diversified Income Fund 5

The fund’s portfolio 12/31/11

CORPORATE BONDS AND NOTES (33.4%)*		Principal amount	Value

Basic materials (2.4%)
Associated Materials, LLC company
guaranty sr. notes 9 1/8s, 2017		$306,000	$266,985

Atkore International, Inc. company
guaranty sr. notes 9 7/8s, 2018		242,000	231,715

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)		360,000	382,500

Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)		250,000	258,125

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.546s, 2013
(Netherlands)		100,000	93,000

Dynacast International, LLC/Dynacast
Finance, Inc. 144A notes 9 1/4s, 2019		80,000	75,400

Exopack Holding Corp. 144A sr. notes 10s, 2018		200,000	200,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		368,000	369,840

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)		389,000	392,890

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)		247,000	236,625

Grohe Holding GmbH 144A company guaranty
sr. notes FRN 5.426s, 2017 (Germany)	EUR	418,000	478,030

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty notes 9s, 2020		$277,000	228,525

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes
8 7/8s, 2018		220,000	206,250

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021		387,000	410,220

INEOS Finance PLC 144A company
guaranty sr. notes 9 1/4s, 2015
(United Kingdom)	EUR	160,000	203,812

INEOS Finance PLC 144A company
guaranty sr. notes 9s, 2015 (United Kingdom)		$175,000	177,625

INEOS Group Holdings, Ltd. company
guaranty sr. unsec. notes Ser. REGS, 7 7/8s,
2016 (United Kingdom)	EUR	326,000	314,191

Lyondell Chemical Co. company
guaranty sr. notes 8s, 2017		$197,000	215,223

Lyondell Chemical Co. company guaranty
notes 11s, 2018		608,901	665,224

LyondellBasell Industries NV 144A company
guaranty sr. notes 6s, 2021 (Netherlands)		285,000	295,688

Momentive Performance Materials, Inc.
notes 9s, 2021		412,000	313,120

NewPage Corp. company guaranty sr. notes
11 3/8s, 2014 (In default) †		78,000	57,623

Nexeo Solutions, LLC/Nexeo Solutions
Finance Corp. 144A company
guaranty sr. sub. notes 8 3/8s, 2018		85,000	84,575

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020		295,000	316,388

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015		306,000	303,705

PE Paper Escrow GmbH sr. notes Ser. REGS,
11 3/4s, 2014 (Austria)	EUR	483,000	661,868

PE Paper Escrow GmbH 144A sr. notes 12s,
2014 (Austria)		$125,000	133,125

Pregis Corp. company guaranty notes FRN
6.572s, 2013	EUR	50,000	62,804

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Basic materials cont.
Pregis Corp. company
guaranty sr. sub. notes 12 3/8s, 2013		$150,000	$143,250

Rockwood Specialties Group, Inc. company
guaranty sr. unsec. sub. notes 7 5/8s, 2014	EUR	50,000	65,221

SGL Carbon SE company guaranty sr.
sub. notes FRN Ser. EMTN, 2.712s,
2015 (Germany)	EUR	182,000	228,487

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		$132,000	132,000

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017		202,000	220,685

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020		418,000	453,530

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		111,000	115,579

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		253,000	263,753

Teck Resources Limited sr. notes 10 1/4s,
2016 (Canada)		175,000	201,250

Thompson Creek Metals Co., Inc. company
guaranty sr. unsec. notes 7 3/8s, 2018 (Canada)		140,000	124,600

TPC Group, LLC company guaranty sr. notes
8 1/4s, 2017		255,000	255,000

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015		292,000	294,920

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes 8 3/4s, 2019		120,000	73,200

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014		343,000	349,860

			10,556,411
Capital goods (1.8%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		277,000	283,925

Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016		135,000	143,438

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014		143,000	141,570

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2017		45,000	44,550

American Axle & Manufacturing, Inc. 144A
company guaranty sr. notes 9 1/4s, 2017		104,000	112,840

ARD Finance SA 144A sr. notes 11 1/8s,
2018 (Luxembourg) ‡‡	EUR	105,964	106,484

Ardagh Packaging Finance PLC sr. notes
Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	190,000	241,619

BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		$398,000	434,815

Berry Plastics Corp. company guaranty
notes FRN 4.421s, 2014		260,000	244,400

Berry Plastics Corp. company
guaranty sr. notes 9 1/2s, 2018		131,000	131,655

Berry Plastics Corp. notes 9 3/4s, 2021		33,000	32,918

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020		208,000	213,200

Crown Americas, LLC/Crown Americas
Capital Corp. III company guaranty sr. unsec.
notes 6 1/4s, 2021		195,000	203,775

Crown Euro Holdings SA 144A sr. notes
7 1/8s, 2018 (France)	EUR	60,000	78,406

Kratos Defense & Security Solutions, Inc.
company guaranty sr. notes 10s, 2017		$555,000	568,875

6 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Capital goods cont.
Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)		$469,000	$582,903

Mueller Water Products, Inc. company
guaranty sr. unsec. unsub. notes 8 3/4s, 2020		33,000	35,846

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016		335,000	322,438

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017		155,000	160,425

Rexam PLC unsec. sub. bonds FRB 6 3/4s,
2067 (United Kingdom)	EUR	210,000	245,469

Rexel SA company guaranty sr. unsec.
notes 8 1/4s, 2016 (France)	EUR	324,000	440,312

Reynolds Group DL Escrow, Inc./Reynolds
Group Escrow, LLC 144A sr. notes
8 3/4s, 2016	EUR	467,000	619,858

Reynolds Group Issuer, Inc. 144A company
guaranty sr. notes 7 1/8s, 2019		$185,000	188,238

Reynolds Group Issuer, Inc. 144A company
guaranty sr. unsec. notes 9s, 2019		110,000	104,500

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
sr. notes 7 7/8s, 2019		100,000	104,500

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
sr. unsec. notes 9 7/8s, 2019		100,000	97,000

Ryerson, Inc. company guaranty sr. notes
12s, 2015		428,000	432,280

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018		200,000	212,000

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020		195,000	199,875

Terex Corp. sr. unsec. sub. notes 8s, 2017		81,000	79,380

Thermadyne Holdings Corp. company
guaranty sr. notes 9s, 2017		428,000	442,980

Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017		162,000	174,555

TransDigm, Inc. company guaranty unsec.
sub. notes 7 3/4s, 2018		390,000	419,250

			7,844,279
Communication services (4.1%)
Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018		100,000	103,500

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017		150,000	166,125

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020		66,000	70,785

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018		352,000	375,320

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021		162,000	164,430

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019		138,000	143,520

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. notes 8 5/8s, 2017		206,000	218,360

Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		112,000	112,420

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018		360,000	334,350

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015		850,000	813,875

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Communication services cont.
Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020		$326,000	$285,250

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015		500,000	500,000

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		660,000	681,450

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019		90,000	97,200

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s,
2017 (Jamaica)		443,000	445,215

Equinix, Inc. sr. unsec. notes 7s, 2021		175,000	185,500

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017		250,000	255,625

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018		787,000	796,838

Hughes Satellite Systems Corp. 144A sr. notes
6 1/2s, 2019		277,000	288,773

Hughes Satellite Systems Corp. 144A sr. unsec. notes
7 5/8s, 2021		337,000	353,850

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)		500,000	522,500

Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 7 1/2s, 2021 (Bermuda)		288,000	291,240

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡		1,399,937	1,350,939

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)		349,000	337,658

Intelsat Luxembourg SA 144A company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡		180,000	173,700

Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG 144A
company guaranty sr. notes 7 1/2s,
2019 (Germany)	EUR	175,000	229,388

Kabel Deutschland GmbH 144A sr. sec.
bonds 6 1/2s, 2018 (Germany)	EUR	140,000	186,921

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019		$169,000	176,394

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2014		342,000	349,695

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 8 1/8s, 2019		50,000	49,250

Mediacom, LLC/Mediacom Capital Corp. sr.
unsec. notes 9 1/8s, 2019		71,000	75,349

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018		553,000	561,295

Nextel Communications, Inc. company
guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015		131,000	119,865

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		500,000	567,500

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021		85,000	84,150

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017		364,000	393,120

PAETEC Holding Corp. company guaranty
sr. unsec. notes 9 7/8s, 2018		215,000	236,500

Phones4U Finance PLC 144A sr. notes
9 1/2s, 2018 (United Kingdom)	GBP	240,000	294,449

Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014		$140,000	140,529

Putnam VT Diversified Income Fund 7

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Communication services cont.
Qwest Communications International, Inc.
company guaranty Ser. B, 7 1/2s, 2014		$250,000	$250,944

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	60,578

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	161,998

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019		120,000	130,500

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016		220,000	237,050

Sprint Capital Corp. company guaranty 8 3/4s, 2032		42,000	33,968

Sprint Capital Corp. company guaranty 6 7/8s, 2028		57,000	40,684

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,305,000	1,169,606

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		174,000	144,420

Sprint Nextel Corp. 144A company
guaranty sr. unsec. notes 9s, 2018		215,000	225,481

Sunrise Communications Holdings
SA 144A company guaranty sr. notes
8 1/2s, 2018 (Luxembourg)	EUR	100,000	127,468

Sunrise Communications International
SA 144A company guaranty sr. notes
7s, 2017 (Luxembourg)	EUR	100,000	133,985

Unitymedia GmbH company
guaranty sr. notes Ser. REGS, 9 5/8s,
2019 (Germany)	EUR	400,000	533,951

Unitymedia Hessen GmbH & Co.
KG/Unitymedia NRW GmbH 144A
company guaranty sr. notes
8 1/8s, 2017 (Germany)	EUR	276,000	369,173

UPC Holdings BV sr. notes 9 3/4s, 2018
(Netherlands)	EUR	421,000	553,200

Virgin Media Finance PLC company
guaranty sr. unsec. bond 8 7/8s, 2019
(United Kingdom)	GBP	50,000	83,099

Wind Acquisition Finance SA 144A company
guaranty sr. sec. bonds 7 3/8s, 2018
(Luxembourg)	EUR	445,000	489,953

Windstream Corp. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2018		$80,000	85,700

Windstream Corp. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2017		363,000	392,948

Windstream Corp. company guaranty sr.
unsec. unsub. notes 7 3/4s, 2021		149,000	152,725

			17,910,259
Conglomerates (—%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		160,000	176,000

			176,000
Consumer cyclicals (5.9%)
Academy Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019		35,000	34,300

Affinion Group Holdings, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2015		50,000	41,500

Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		566,000	478,270

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015		300,000	261,750

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020		240,000	228,000

AMC Entertainment, Inc. sr. sub. notes 8s, 2014		171,000	168,863

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014		314,000	319,495

ARAMARK Holdings Corp. 144A sr. unsec.
notes 8 5/8s, 2016 ‡‡		97,000	99,910

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018		$360,000	$378,000

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2015		98,000	73,255

Beazer Homes USA, Inc. sr. unsec. notes
9 1/8s, 2019		95,000	64,838

Bon-Ton Department Stores, Inc. (The) company
guaranty 10 1/4s, 2014		400,000	256,500

Brickman Group Holdings, Inc. 144A
sr. notes 9 1/8s, 2018		70,000	62,300

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020		140,000	150,500

Building Materials Corp. 144A sr. notes 7s, 2020		255,000	274,125

Building Materials Corp. 144A sr. notes
6 7/8s, 2018		105,000	110,250

Building Materials Corp. 144A sr. notes
6 3/4s, 2021		150,000	157,500

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec notes 10s, 2019		185,000	180,838

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018		660,000	452,100

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		580,000	615,525

Carlson Wagonlit BV company guaranty
sr. sec. notes FRN Ser. REGS, 7.341s,
2015 (Netherlands)	EUR	335,000	356,159

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 9 1/8s, 2018		$100,000	108,750

Cenveo Corp. company guaranty sr. notes
8 7/8s, 2018		195,000	170,138

Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016		115,000	96,888

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A
company guaranty sr. notes 8 1/4s, 2021		410,000	372,075

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021		60,000	61,350

CityCenter Holdings LLC/CityCenter Finance Corp.
144A company guaranty sr. notes 10 3/4s, 2017 ‡‡		388,454	400,593

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021		180,000	151,650

Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016		124,000	83,080

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		659,000	711,720

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015		125,000	127,500

Conti-Gummi Finance B.V. company
guaranty bonds Ser. REGS, 7 1/8s, 2018
(Netherlands)	EUR	411,000	531,809

Cumulus Media, Inc. 144A sr. notes
7 3/4s, 2019		$315,000	279,563

DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company guaranty sr.
unsec. notes 7 5/8s, 2016		110,000	116,738

DISH DBS Corp. company guaranty 7 1/8s, 2016		50,000	53,875

DISH DBS Corp. company guaranty 6 5/8s, 2014		715,000	763,263

DISH DBS Corp. company guaranty sr. unsec.
notes 7 3/4s, 2015		161,000	177,100

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021		259,000	279,073

8 Putnam VT Di ersified Income Fund

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Consumer cyclicals cont.
FelCor Lodging LP company guaranty sr.
notes 10s, 2014 R		$189,000	$206,955

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R		405,000	388,800

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		520,000	521,348

Gray Television, Inc. company
guaranty sr. notes 10 1/2s, 2015		280,000	264,600

Grupo Televisa, S.A.B sr. unsec. notes 6s,
2018 (Mexico)		130,000	144,706

Hanesbrands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020		241,000	244,615

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		230,000	250,125

Host Hotels & Resorts LP company guaranty
sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016 R		250,000	256,875

Interactive Data Corp. company
guaranty sr. unsec. notes 10 1/4s, 2018		583,000	638,385

Isle of Capri Casinos, Inc. company guaranty
7s, 2014		210,000	196,350

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		475,000	434,625

ISS Holdings A/S sr. sub. notes Ser. REGS,
8 7/8s, 2016 (Denmark)	EUR	389,000	481,115

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017		$585,000	620,100

Jarden Corp. company guaranty sr. unsec.
sub. notes Ser. 1, 7 1/2s, 2020	EUR	50,000	63,014

Lamar Media Corp. company
guaranty sr. notes 9 3/4s, 2014		$120,000	134,400

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		749,000	735,893

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		75,000	78,000

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		210,000	222,600

Lottomatica SpA sub. notes FRN Ser. REGS,
8 1/4s, 2066 (Italy)	EUR	624,000	629,711

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016		$270,000	301,375

Mashantucket Western Pequot Tribe 144A
bonds Ser. A, 8 1/2s, 2015 (In default) †		320,000	14,400

Masonite International Corp., 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)		70,000	68,600

MGM Resorts International company
guaranty sr. notes 9s, 2020		140,000	155,050

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016		85,000	78,625

Michaels Stores, Inc. company guaranty
11 3/8s, 2016		190,000	201,381

MTR Gaming Group, Inc. 144A notes
11 1/2s, 2019		685,000	582,250

Navistar International Corp. sr. notes
8 1/4s, 2021		396,000	419,760

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019		185,000	176,213

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 7 3/4s, 2018		205,000	221,400

Nortek, Inc. 144A company
guaranty sr. notes 8 1/2s, 2021		205,000	173,225

Nortek, Inc. 144A company guaranty sr. unsec.
notes 10s, 2018		155,000	146,863

Owens Corning company guaranty sr. unsec.
notes 9s, 2019		725,000	864,563

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019		$60,000	$65,250

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2016		225,000	230,625

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		140,000	149,800

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		140,000	133,000

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017		65,000	68,738

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015		240,000	237,600

Polish Television Holding BV
sr. notes stepped-coupon Ser. REGS, 11 1/4s
(13s, 11/15/14), 2017 (Netherlands) ††	EUR	450,000	588,901

QVC Inc. 144A sr. notes 7 1/2s, 2019		$175,000	187,688

Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019		70,000	60,900

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A sr. notes 8 5/8s, 2017		171,000	174,420

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016		211,000	161,415

Scotts Miracle-Gro Co. (The) 144A
sr. notes 6 5/8s, 2020		200,000	203,000

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		55,000	54,450

Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		216,000	235,980

Sears Holdings Corp. company guaranty 6 5/8s, 2018		192,000	145,920

Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes 7s, 2015		44,000	42,020

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016		100,000	102,500

Toys R Us - Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016		65,000	65,650

Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017		240,000	248,400

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017		311,000	340,156

Travelport, LLC company guaranty 11 7/8s, 2016		176,000	51,040

Travelport, LLC company guaranty 9 7/8s, 2014		59,000	35,105

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016		324,000	179,010

TRW Automotive, Inc. company guaranty sr.
unsec. unsub. notes Ser. REGS, 6 3/8s, 2014 EUR		240,000	315,904

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		$340,000	363,800

Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020		8,000	8,120

Univision Communications, Inc. 144A
sr. notes 6 7/8s, 2019		265,000	255,725

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty 1st mtge. notes 7 3/4s, 2020		150,000	166,500

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013		85,000	96,475

XM Satellite Radio, Inc. 144A sr. unsec.
notes 7 5/8s, 2018		713,000	748,650

Yankee Candle Co. company
guaranty sr. notes Ser. B, 8 1/2s, 2015		210,000	212,100

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec.
notes 10 1/4s, 2016 ‡‡		180,000	157,500

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		402,000	414,060

			25,665,467

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Consumer staples (2.0%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. notes 9 3/4s, 2015	BRL	1,400,000	$752,724

Archibald Candy Corp. company
guaranty sub. notes 10s, 2012 (In default) † F		$77,746	2,488

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 5/8s, 2018		165,000	170,775

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016		430,000	433,225

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018		256,000	278,720

Central Garden & Pet Co. company
guaranty sr. sub. notes 8 1/4s, 2018		64,000	62,720

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 ‡‡		137,353	130,829

Claire’s Stores, Inc. company
guaranty sr. notes 8 7/8s, 2019		164,000	124,640

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		250,000	274,688

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		354,000	384,975

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016		167,000	164,913

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		160,000	171,800

Dole Food Co. 144A sr. notes 8s, 2016		123,000	128,228

EC Finance PLC company guaranty sr. bonds
Ser. REGS, 9 3/4s, 2017 (United Kingdom)	EUR	567,000	560,867

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		$225,000	234,000

Enterprise Inns PLC sr. unsub. mtge.
notes 6 1/2s, 2018 (United Kingdom)	GBP	200,000	209,056

Hertz Corp. company guaranty sr. unsec.
notes 8 7/8s, 2014		$8,000	8,040

Hertz Corp. company guaranty sr. unsec.
notes 7 1/2s, 2018		95,000	99,275

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	215,000	285,655

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021		$825,000	771,375

Landry’s, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015		100,000	105,250

Libbey Glass, Inc. sr. notes 10s, 2015		68,000	72,760

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		295,000	302,375

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		365,000	364,544

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		300,000	273,750

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020		75,000	82,875

Roadhouse Financing, Inc. notes 10 3/4s, 2017		165,000	160,463

Service Corporation International sr. notes 7s, 2019		105,000	110,513

Smithfield Foods, Inc. company
guaranty sr. notes 10s, 2014		475,000	552,188

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018		502,000	549,063

Stewart Enterprises, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2019		280,000	281,400

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014		215,000	248,325

United Rentals North America, Inc. company
guaranty sr. unsec. sub. notes 8 3/8s, 2020		59,000	57,673

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Consumer staples cont.
West Corp. company guaranty sr. unsec.
notes 8 5/8s, 2018		$111,000	$112,110

West Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019		265,000	263,013

			8,785,295
Energy (6.2%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021		200,000	193,500

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019		212,000	205,640

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031		150,000	181,482

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		397,000	449,522

Anadarko Petroleum Corp. sr. unsec. notes
6 3/8s, 2017		227,000	263,123

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020		425,000	434,563

Arch Coal, Inc. 144A company guaranty sr. unsec.
notes 7s, 2019		270,000	275,400

Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		424,000	426,120

ATP Oil & Gas Corp. company
guaranty sr. notes 11 7/8s, 2015		90,000	59,175

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2018		474,000	478,740

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020		195,000	210,600

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017		526,000	544,410

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015		675,000	772,875

Chesapeake Midstream Partners LP/CHKM
Finance Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021		182,000	182,000

Complete Production Services, Inc. company
guaranty 8s, 2016		287,000	298,480

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022		300,000	312,750

Connacher Oil and Gas, Ltd. 144A notes
8 3/4s, 2018 (Canada)	CAD	295,000	262,085

CONSOL Energy, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2020		$173,000	191,165

CONSOL Energy, Inc. company guaranty sr.
unsec. notes 8s, 2017		982,000	1,075,290

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2021		40,000	40,400

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018		505,000	551,713

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020		240,000	268,200

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021		130,000	135,200

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018		564,000	532,980

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021		140,000	123,200

Forbes Energy Services Ltd. company
guaranty sr. unsec notes 9s, 2019		200,000	187,000

Frac Tech Services, LLC/Frac Tech Finance, Inc.
144A company guaranty sr. notes 7 5/8s, 2018		250,000	261,875

Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		335,000	345,348

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Energy cont.
Gazprom OAO Via Gaz Capital SA 144A sr. sec.
bond 9 1/4s, 2019 (Russia)		$690,000	$819,485

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
6.51s, 2022 (Russia)		207,000	210,105

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
notes 7.288s, 2037 (Russia)		240,000	247,800

Gazprom Via Gaz Capital SA 144A company
guaranty sr. unsec. bond 8.146s, 2018 (Russia)		149,000	167,793

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Netherlands)		500,000	559,805

Goodrich Petroleum Corp. 144A sr. notes
8 7/8s, 2019		267,000	267,000

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016		610,000	634,400

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014		395,000	397,469

Inergy LP/Inergy Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021		213,000	214,065

Infinis PLC 144A sr. notes 9 1/8s, 2014
(United Kingdom)	GBP	127,000	199,191

James River Coal Co. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2019		$90,000	67,950

Key Energy Services, Inc. company guaranty
unsec. unsub. notes 6 3/4s, 2021		103,000	103,000

Laredo Petroleum, Inc. 144A sr. notes
9 1/2s, 2019		253,000	268,180

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656s,
2022 (Russia)		430,000	430,000

MEG Energy Corp. 144A company guaranty sr.
unsec. notes 6 1/2s, 2021 (Canada)		185,000	189,163

Milagro Oil & Gas company guaranty notes
10 1/2s, 2016		300,000	210,000

National JSC Naftogaz of Ukraine govt.
guaranty unsec. notes 9 1/2s, 2014 (Ukraine)		335,000	313,607

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014		294,000	297,308

Offshore Group Investments, Ltd. company
guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		225,000	243,281

Peabody Energy Corp. company guaranty
7 3/8s, 2016		666,000	732,600

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		26,000	27,300

Pemex Project Funding Master Trust company
guaranty sr. unsec. unsub. bonds 6 5/8s,
2035 (Mexico)		380,000	430,825

Pemex Project Funding Master Trust company
guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)		75,000	84,938

Petrobras International Finance Co. company
guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)		450,000	539,415

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)		202,000	230,941

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 10 1/2s, 2014		95,000	105,688

Petroleos de Venezuela SA company guaranty
sr. unsec. notes 5 1/4s, 2017 (Venezuela)		4,365,000	2,765,839

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 1/2s,
2037 (Venezuela)		265,000	126,612

Petroleos de Venezuela SA company guaranty
sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)		265,000	129,551

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Energy cont.
Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)		$400,000	$312,948

Petroleos de Venezuela SA sr. unsec.
sub. bonds 5s, 2015 (Venezuela)		1,305,000	926,981

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)		230,000	173,420

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 8s, 2013 (Venezuela)		425,000	402,688

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 5 1/2s, 2021 (Mexico)		1,125,000	1,220,625

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018		280,000	303,800

Power Sector Assets & Liabilities
Management Corp. 144A govt. guaranty sr. unsec.
notes 7.39s, 2024 (Philippines)		430,000	523,525

Power Sector Assets & Liabilities
Management Corp. 144A govt. guaranty sr. unsec.
notes 7 1/4s, 2019 (Philippines)		450,000	543,375

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		250,000	283,750

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020		210,000	233,100

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018		173,000	186,840

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2021		55,000	54,588

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018		795,000	802,950

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019		115,000	119,600

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021		80,000	80,000

Williams Cos., Inc. (The) notes 7 3/4s, 2031		69,000	85,832

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021		102,000	125,534

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017		240,000	241,200

			26,896,903
Financials (6.0%)
ACE Cash Express, Inc. 144A sr. notes 11s, 2019		190,000	174,325

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017		195,000	188,097

Ally Financial, Inc. company guaranty sr. unsec.
notes 7s, 2012		44,000	44,110

Ally Financial, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2012		298,000	301,725

Ally Financial, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2012		322,000	324,818

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015		405,000	427,275

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020		790,000	797,900

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.727s, 2014		31,000	26,933

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058		261,000	232,290

Banco do Brasil SA 144A sr. unsec. notes
9 3/4s, 2017 (Brazil)	BRL	318,000	177,306

Banco do Brasil SA 144A unsec. sub. notes
5 7/8s, 2022 (Brazil)		$1,330,000	1,303,363

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.257s, 2012		71,625	71,552

Capital One Capital IV company guaranty jr.
unsec. sub. notes FRN 6.745s, 2037		223,000	218,540

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Financials cont.
CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020		$82,000	$84,050

CIT Group, Inc. 144A bonds 7s, 2017		1,452,000	1,450,185

CIT Group, Inc. 144A bonds 7s, 2016		490,000	489,388

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018		275,000	284,625

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018		80,000	84,400

Community Choice Financial, Inc. 144A
sr. notes 10 3/4s, 2019		230,000	227,700

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031		250,000	162,500

Dresdner Funding Trust I 144A bonds 8.151s, 2031		336,000	218,400

HBOS Capital Funding LP 144A bank
guaranty jr. unsec. sub. FRB 6.071s,
perpetual maturity (Jersey)		233,000	144,460

HSBC Capital Funding LP bank guaranty
jr. unsec. sub. bonds FRB 5.13s,
perpetual maturity (Jersey)	EUR	208,000	223,832

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015		$70,000	69,475

HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		50,000	50,125

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018		525,000	546,000

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019		30,000	27,675

JPMorgan Chase & Co. 144A sr. unsec. notes
FRN zero %, 2017		500,000	561,514

JPMorgan Chase & Co. 144A unsec. unsub.
notes 8s, 2012	INR	14,000,000	261,493

Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017		$438,000	440,738

Liberty Mutual Insurance Co. 144A notes
7.697s, 2097		480,000	453,658

Majapahit Holding BV 144A company
guaranty sr. unsec. notes 8s, 2019 (Indonesia)		300,000	351,000

Majapahit Holding BV 144A company guaranty
sr. unsec. notes 7 3/4s, 2020 (Indonesia)		1,345,000	1,563,388

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R		102,000	101,108

National Money Mart Co. company guaranty sr.
unsec. unsub. notes 10 3/8s, 2016 (Canada)		177,000	188,948

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes 10 1/2s, 2015		266,000	264,005

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R		267,000	268,335

RBS Capital Trust III bank guaranty jr. unsec. sub. notes
FRN 5.512s, perpetual maturity (United Kingdom)		300,000	157,500

Royal Bank of Scotland Group PLC jr.
sub. notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)		300,000	160,547

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A notes 9s, 2014 (Russia)		390,000	421,200

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A notes 7 1/8s, 2014 (Russia)		1,295,000	1,341,944

Shinhan Bank 144A sr. unsec. bond 6s, 2012
(South Korea)		208,000	211,851

Springleaf Finance Corp. sr. unsec.
notes Ser. MTN, 6.9s, 2017		345,000	248,400

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Financials cont.
State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		$215,000	$211,139

UBS AG/Jersey Branch jr. unsec. sub.
FRB 4.28s, perpetual maturity
(Cayman Islands)	EUR	133,000	127,914

UBS AG/Jersey Branch jr. unsec. sub.
notes FRN Ser. EMTN, 7.152s,
perpetual maturity (Jersey)	EUR	200,000	230,951

Ukreximbank Via Biz Finance PLC sr. unsec.
unsub. bonds 8 3/8s, 2015 (United Kingdom)		$250,000	217,440

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN 4.332s, 2014		45,000	41,063

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R		260,000	264,981

Vnesheconombank Via VEB Finance PLC 144A
bank guaranteed bonds 6.8s, 2025 (Russia)		600,000	582,000

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)		400,000	392,000

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 7/8s, 2018 (Russia)		3,746,000	3,830,285

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 1/4s, 2035 (Russia)		3,040,000	2,979,200

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. unsub. notes 6.609s, 2012 (Russia)		1,665,000	1,702,363

			25,926,014
Health care (1.6%)
Aviv Healthcare Properties LP company
guaranty sr. unsec. notes 7 3/4s, 2019		193,000	189,140

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105
(Germany)	EUR	156,000	198,763

Biomet, Inc. company guaranty sr. unsec.
notes 10s, 2017		$140,000	151,200

Capella Healthcare, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2017		225,000	228,375

Capsugel FinanceCo SCA 144A company
guaranty sr. unsec. notes 9 7/8s, 2019	EUR	260,000	343,101

ConvaTec Healthcare E SA 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	100,000	124,283

ConvaTec Healthcare E SA 144A sr. unsec.
notes 10 1/2s, 2018 (Luxembourg)		$614,000	547,995

DaVita, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		65,000	66,788

DaVita, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2018		200,000	204,750

Elan Finance PLC/Elan Finance Corp.
company guaranty sr. unsec.
notes 8 3/4s, 2016 (Ireland)		221,000	235,918

Emergency Medical Services Corp. company
guaranty sr. unsec. notes 8 1/8s, 2019		291,000	290,273

Endo Pharmaceutical Holdings, Inc. company
guaranty sr. unsec. notes 7s, 2019		170,000	181,050

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	252,281

Grifols, Inc. company guaranty sr. unsec
notes 8 1/4s, 2018		295,000	309,750

HCA, Inc. sr. notes 6 1/2s, 2020		903,000	934,605

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		260,000	265,850

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec notes 8 3/8s, 2019		505,000	440,613

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018		205,000	213,200

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (33.4%)* cont.	Principal amount	Value

Health care cont.
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	$335,000	$321,600

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	175,770	175,331

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	215,000	224,138

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018	120,000	137,100

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	296,000	332,260

Tenet Healthcare Corp. 144A company
guaranty notes 6 1/4s, 2018	255,000	259,463

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	40,000	39,500

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	100,000	99,750

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	40,000	39,950

Vanguard Health Systems, Inc. sr. unsec.
notes zero %, 2016	9,000	5,625

		6,812,652
Technology (1.3%)
Advanced Micro Devices, Inc. sr. unsec.
notes 7 3/4s, 2020	342,000	351,405

Avaya, Inc. company guaranty sr. unsec.
notes 10 1/8s, 2015	42,000	37,800

Avaya, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2015	218,000	196,200

Avaya, Inc. 144A company guaranty sr.
notes 7s, 2019	106,000	102,820

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	179,000	138,725

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	393,000	306,540

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019	160,000	152,800

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 7/8s, 2020	145,000	156,600

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 5/8s, 2017	95,000	102,838

First Data Corp. company guaranty sr. unsec
notes 12 5/8s, 2021	456,000	396,720

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015	705,052	672,443

First Data Corp. company guaranty sr. unsec.
sub. notes 11 1/4s, 2016	117,000	97,110

First Data Corp. 144A company
guaranty sr. notes 8 7/8s, 2020	105,000	105,000

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019	65,000	61,100

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020	51,000	53,168

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	501,000	546,090

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	440,000	458,700

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	155,000	165,075

NXP BV/NXP Funding, LLC 144A company
guaranty sr. notes 9 3/4s, 2018 (Netherlands)	406,000	442,540

Seagate HDD Cayman 144A company
guaranty sr. unsec. notes 7 3/4s, 2018
(Cayman Islands)	256,000	272,320

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	480,000	497,400

CORPORATE BONDS AND NOTES (33.4%)* cont.		Principal amount	Value

Technology cont.
SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020		$203,000	$208,583

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019		257,000	271,135

			5,793,112
Transportation (0.3%)
Aguila 3 SA company guaranty sr. notes Ser.
REGS, 7 7/8s, 2018 (Luxembourg)	CHF	668,000	693,389

AMGH Merger Sub, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		$277,000	285,310

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018		380,000	399,950

Western Express, Inc. 144A sr. notes 12 1/2s, 2015		168,000	71,400

			1,450,049
Utilities and power (1.8%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		720,000	792,000

AES Corp. (The) 144A sr. notes 7 3/8s, 2021		180,000	193,950

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020		225,000	243,000

Calpine Corp. 144A sr. notes 7 1/4s, 2017		595,000	624,750

Colorado Interstate Gas Co., LLC debs. 6.85s,
2037 (Canada)		290,000	319,356

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s,
2019 (In default) †		685,000	448,675

Edison Mission Energy sr. unsec. notes
7 3/4s, 2016		109,000	79,570

Edison Mission Energy sr. unsec. notes
7 1/2s, 2013		48,000	46,560

Edison Mission Energy sr. unsec. notes 7.2s, 2019		109,000	68,125

Edison Mission Energy sr. unsec. notes 7s, 2017		17,000	11,050

El Paso Corp. sr. unsec. notes 7s, 2017		285,000	312,261

El Paso Natural Gas Co. debs. 8 5/8s, 2022		345,000	437,279

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020		1,050,000	1,102,500

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020		331,000	349,205

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020		402,000	439,185

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		405,000	411,075

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		65,000	65,813

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s 2016		95,000	102,600

NRG Energy, Inc. company guaranty 7 3/8s, 2017		360,000	371,700

NRG Energy, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2021		800,000	780,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		150,000	155,423

Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7s, 2028		65,000	74,702

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020		180,000	152,775

Vattenfall Treasury AB company guaranty jr.
unsec. sub. bond FRB 5 1/4s, 2049 (Sweden) EUR		156,000	202,095

			7,783,649

Total corporate bonds and notes (cost $147,925,369)			$145,600,090

MORTGAGE-BACKED SECURITIES (23.1%)*		Principal amount	Value

American Home Mortgage Assets
FRB Ser. 06-6, Class A1A, 0.484s, 2046		$3,672,781	$1,579,296
FRB Ser. 06-4, Class 1A11, 0.484s, 2046		2,103,540	894,005

American Home Mortgage Investment Trust FRB
Ser. 06-2, Class 1A2, 0.454s, 2046		5,578,955	1,896,845

Putnam VT Diversified Income Fund 13

MORTGAGE-BACKED SECURITIES (23.1%)* cont.		Principal amount	Value

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		$125,000	$93,750
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	50,760
Ser. 07-5, Class XW, IO, 0.421s, 2051		41,608,480	689,411

Banc of America Funding Corp. FRB Ser. 07-B,
Class A1, 0.495s, 2047		1,208,249	616,207

Barclays Capital, LLC Trust FRB Ser. 07-AA2,
Class 12A1, 0.504s, 2047		2,040,761	918,342

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.574s, 2036		1,597,936	335,567
FRB Ser. 06-IM1, Class A1, 0.524s, 2036		1,702,270	817,089

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.779s, 2037		782,179	357,696
FRB Ser. 07-AR1, Class A3, 0.514s, 2037		3,847,842	1,808,486
FRB Ser. 07-AR1, Class A2, 0.454s, 2037		1,155,350	586,340

Citigroup/Deutsche Bank Commercial Mortgage Trust
144A Ser. 07-CD5, Class XS, IO, 0.064s, 2044		27,651,495	104,484

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014
(United Kingdom)	GBP	328,253	356,843
FRB Ser. 05-CT2A, Class E, 1.789s, 2014
(United Kingdom)	GBP	165,399	192,648

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.68s, 2036		$5,881,311	3,337,644
FRB Ser. 06-HY11, Class A1, 0.414s, 2036		2,250,383	1,102,688

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.581s, 2035		149,677	24,615
FRB Ser. 05-R3, Class AF, 0.694s, 2035		147,083	118,402

Credit Suisse Mortgage Capital Certificates FRB
Ser. 08-C1, Class A3, 6.205s, 2041		1,458,000	1,571,733

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	90,695

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.624s, 2036		8,465,300	2,793,549
FRB Ser. 06-AR6, Class A6, 0.484s, 2037		3,132,383	1,378,248
FRB Ser. 06-AR3, Class A1, 0.484s, 2036		1,404,362	554,723
FRB Ser. 06-AR3, Class A5, 0.464s, 2036		2,945,168	1,796,552

DLJ Commercial Mortgage Corp. Ser. 98-CF2,
Class B4, 6.04s, 2031		226,150	216,539

European Prime Real Estate PLC 144A FRB
Ser. 1-A, Class D, 1.835s, 2014
(United Kingdom)	GBP	17,417	16,230

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.487s, 2032		$252,369	400,693
IFB Ser. 3408, Class EK, 24.673s, 2037		140,386	218,951
IFB Ser. 2979, Class AS, 23.253s, 2034		75,775	101,466
IFB Ser. 3072, Class SM, 22.776s, 2035		312,110	470,831
IFB Ser. 3072, Class SB, 22.63s, 2035		319,901	480,523
IFB Ser. 3249, Class PS, 21.357s, 2036		310,596	449,775
IFB Ser. 3065, Class DC, 19.025s, 2035		444,620	667,971
IFB Ser. 3031, Class BS, 16.029s, 2035		514,556	744,708
IFB Ser. 3951, Class CS, IO, 6.472s, 2026		6,038,502	1,046,593
IFB Ser. 3727, Class PS, IO, 6.422s, 2038		4,018,607	483,816
IFB Ser. 3287, Class SE, IO, 6.422s, 2037		958,654	123,130
IFB Ser. 3677, Class SA, IO, 6.272s, 2040		11,814,849	1,311,212
IFB Ser. 3485, Class SI, IO, 6.272s, 2036		356,488	50,735
IFB Ser. 3852, Class TB, 5.722s, 2041		1,608,706	1,669,869
IFB Ser. 3768, Class PS, IO, 5.722s, 2036		9,020,496	1,137,819
Ser. 3645, Class ID, IO, 5s, 2040		1,599,296	165,479
Ser. 3653, Class KI, IO, 5s, 2038		2,985,218	286,641
Ser. 3632, Class CI, IO, 5s, 2038		1,799,767	176,503
Ser. 3626, Class DI, IO, 5s, 2037		1,225,785	64,354

MORTGAGE-BACKED SECURITIES (23.1%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. 3623, Class CI, IO, 5s, 2036	$1,117,933	$103,231
Ser. 3747, Class HI, IO, 4 1/2s, 2037	946,295	112,966
Ser. 3738, Class MI, IO, 4s, 2034	4,246,262	378,796
Ser. 3736, Class QI, IO, 4s, 2034	11,512,054	834,624
Ser. 3751, Class MI, IO, 4s, 2034	11,911,319	722,422
Ser. 3707, Class HI, IO, 4s, 2023	1,601,785	64,632
Ser. 3707, Class KI, IO, 4s, 2023	2,427,749	66,472
Ser. T-57, Class 1AX, IO, 0.43s, 2043	2,141,498	24,092
Ser. 3300, PO, zero %, 2037	184,457	168,156
FRB Ser. 3326, Class YF, zero %, 2037	74,888	68,848
FRB Ser. 3326, Class WF, zero %, 2035	9,757	8,966
FRB Ser. 3030, Class EF, zero %, 2035	12,457	12,314
FRB Ser. 3412, Class UF, zero %, 2035	2,877	2,863

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.138s, 2036	234,652	403,090
IFB Ser. 06-8, Class HP, 23.49s, 2036	413,786	659,058
IFB Ser. 07-53, Class SP, 23.123s, 2037	311,615	474,689
IFB Ser. 08-24, Class SP, 22.207s, 2038	326,139	520,534
IFB Ser. 05-122, Class SE, 22.072s, 2035	504,522	737,938
IFB Ser. 05-83, Class QP, 16.631s, 2034	327,105	439,624
IFB Ser. 10-135, Class SP, IO, 6.306s, 2040	12,346,558	2,395,035
IFB Ser. 11-51, Class SJ, IO, 6.256s, 2041	4,829,217	773,302
IFB Ser. 404, Class S13, IO, 6.106s, 2040	6,893,509	977,189
IFB Ser. 10-35, Class SG, IO, 6.106s, 2040	6,422,042	1,161,491
IFB Ser. 11-51, Class SM, IO, 5.556s, 2041	8,074,233	1,079,202
Ser. 374, Class 6, IO, 5 1/2s, 2036	1,351,834	174,914
IFB Ser. 10-46, Class WS, IO, 5.456s, 2040	4,426,193	502,948
Ser. 10-21, Class IP, IO, 5s, 2039	3,140,011	437,523
Ser. 10-92, Class CI, IO, 5s, 2039	1,762,166	213,108
Ser. 398, Class C5, IO, 5s, 2039 F	1,202,721	160,712
Ser. 10-13, Class EI, IO, 5s, 2038	773,623	46,513
Ser. 378, Class 19, IO, 5s, 2035	3,479,594	432,590
Ser. 366, Class 22, IO, 4 1/2s, 2035	1,265,662	105,050
Ser. 406, Class 2, IO, 4s, 2041	6,395,235	870,254
Ser. 406, Class 1, IO, 4s, 2041	4,032,541	548,742
Ser. 03-W10, Class 1, IO, 1.444s, 2043	825,966	37,168
Ser. 99-51, Class N, PO, zero %, 2029	29,285	27,593

Federal National Mortgage Association Grantor
Trust Ser. 00-T6, IO, 0.776s, 2030	1,955,261	38,729

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.094s, 2020	2,478,301	61,958

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	178,138

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	51,852	44,593

Government National Mortgage Association
IFB Ser. 11-56, Class SG, 6.784s, 2041	2,231,179	2,435,755
IFB Ser. 11-56, Class MS, 6.782s, 2041	3,364,027	3,652,493
IFB Ser. 10-142, Class SA, IO, 6.415s, 2039	4,370,303	610,477
IFB Ser. 10-151, Class SL, IO, 6.415s, 2039	2,092,294	381,530
IFB Ser. 11-37, Class SB, IO, 6.415s, 2038	5,356,270	727,826
IFB Ser. 10-85, Class AS, IO, 6.365s, 2039	4,287,712	680,004
IFB Ser. 10-85, Class SD, IO, 6.365s, 2038	705,594	115,979
IFB Ser. 11-37, Class SD, IO, 6.365s, 2038	6,891,034	929,876
IFB Ser. 10-163, Class SI, IO, 6.347s, 2037	5,870,171	913,733
IFB Ser. 11-11, Class PS, IO, 6.315s, 2040	575,629	93,920
IFB Ser. 10-98, Class QS, IO, 6.315s, 2040	4,148,057	671,156
IFB Ser. 10-47, Class HS, IO, 6.315s, 2039	2,357,583	407,202
IFB Ser. 10-31, Class HS, IO, 6.315s, 2039	948,469	150,636
IFB Ser. 10-157, Class SN, IO, 6.267s, 2038	2,765,025	444,644
IFB Ser. 10-62, Class PS, IO, 6.215s, 2040	3,174,669	527,312

14 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (23.1%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 10-53, Class SA, IO, 6.215s, 2039	$2,453,454	$389,314
IFB Ser. 10-120, Class SB, IO, 5.915s, 2035	1,481,968	158,986
IFB Ser. 10-20, Class SC, IO, 5.865s, 2040	373,298	61,908
IFB Ser. 11-79, Class AS, IO, 5.825s, 2037	4,899,082	499,952
IFB Ser. 10-113, Class DS, IO, 5.815s, 2039	3,211,699	474,432
IFB Ser. 10-115, Class SN, IO, 5.815s, 2038	1,430,896	219,399
IFB Ser. 10-115, Class AS, IO, 5.765s, 2040	1,762,877	294,753
IFB Ser. 10-116, Class SL, IO, 5.765s, 2039	1,450,225	248,569
IFB Ser. 10-168, Class SL, IO, 5.715s, 2040	2,502,953	403,276
IFB Ser. 10-121, Class SE, IO, 5.715s, 2040	2,455,309	368,787
IFB Ser. 11-70, Class SM, IO, 5.607s, 2041	3,437,000	948,200
IFB Ser. 11-70, Class SH, IO, 5.607s, 2041	3,530,000	978,410
Ser. 11-116, Class IB, IO, 5s, 2040	7,125,910	729,337
Ser. 11-81, Class MI, IO, 5s, 2040	1,185,631	202,055
Ser. 10-68, Class MI, IO, 5s, 2039	1,485,382	226,758
IFB Ser. 11-12, Class IB, IO, 4.53s, 2040	2,529,285	289,932
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	610,784	101,161
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	1,698,880	246,304
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	7,210,906	1,100,096
Ser. 10-103, Class IN, IO, 4 1/2s, 2039	292,831	36,821
Ser. 10-107, Class PI, IO, 4 1/2s, 2036	1,153,639	119,667
Ser. 11-70, PO, zero %, 2041	7,174,505	5,792,480
Ser. 06-36, Class OD, PO, zero %, 2036	10,960	10,095
Ser. 99-31, Class MP, PO, zero %, 2029	76,808	71,169

Greenpoint Mortgage Funding Trust FRB
Ser. 06-AR1, Class GA1B, 0.464s, 2036	5,667,264	2,847,800

GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.303s, 2039	98,682,258	1,760,527

Harborview Mortgage Loan Trust FRB Ser. 05-16,
Class 3A1A, 0.535s, 2036	3,108,583	1,667,133

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 3A1, 2.841s, 2036	683,468	280,222
FRB Ser. 06-AR39, Class A1, 0.474s, 2037	4,857,973	2,265,030
FRB Ser. 06-AR35, Class 2A1A, 0.464s, 2037	1,295,918	567,411
FRB Ser. 06-AR15, Class A1, 0.414s, 2036	1,959,946	881,976
FRB Ser. 06-AR29, Class A2, 0.374s, 2036	2,587,623	1,073,864

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.494s, 2037	2,524,786	1,016,226
FRB Ser. 06-A7, Class 1A1, 0.454s, 2036	1,391,851	640,252
FRB Ser. 06-A6, Class 1A1, 0.454s, 2036	742,186	391,154
FRB Ser. 07-A1, Class 1A1A, 0.434s, 2037	1,280,349	448,122

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20, Class X1,
IO, 0.15s, 2051	53,525,824	530,334

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	174,426
Ser. 98-C4, Class J, 5.6s, 2035	379,000	394,425

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2,
Class K, 6.529s, 2035 F	1,084,000	1,036,909

Lehman XS Trust FRB Ser. 07-8H, Class A1,
0.424s, 2037	941,848	456,796

Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class JS, IO, 2.392s, 2028	341,274	7,679

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 5.834s, 2050	51,000	53,150

Mezz Cap Commercial Mortgage Trust 144A
Ser. 07-C5, Class X, IO, 4.764s, 2049	1,837,576	133,224

Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	1,380,000	1,147,125

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	1,196,000	1,196,239

MORTGAGE-BACKED SECURITIES (23.1%)* cont.	Principal amount		Value

Mortgage Capital Funding, Inc. Ser. 97-MC2,
Class X, IO, 1.726s, 2012		$705	$1

Nomura Asset Acceptance Corp. FRB Ser. 06-AR4,
Class A4A, 0.534s, 2036		2,503,821	932,673

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033		157,000	7,850

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018		158,000	158,000

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-4, Class 1A1, 0.534s, 2037		1,075,742	414,161

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.993s, 2045		3,919,299	548,702
Ser. 07-4, Class 1A4, IO, 1s, 2045		5,932,288	240,999

Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.398s, 2035		524,368	73,244
Ser. 05-RF3, Class 1A, IO, 5.212s, 2035		457,225	74,174
FRB Ser. 05-RF3, Class 1A, 0.644s, 2035		457,225	329,202
FRB Ser. 05-RF1, Class A, 0.644s, 2035		524,368	377,545

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, IO, 0.378s, 2046		14,890,764	230,807

Wachovia Mortgage Loan Trust, LLC FRB
Ser. 06-AMN1, Class A2, 0.444s, 2036		2,110,876	775,747

Washington Mutual Mortgage Pass-Through
Certificates FRB Ser. 07-0C2, Class A3,
0.604s, 2037		1,275,594	625,041

Total mortgage-backed securities (cost $103,357,784)			$100,893,097

ASSET-BACKED SECURITIES (8.6%)*	Principal amount		Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.444s, 2036		$100,000	$40,196

Bear Stearns Asset Backed Securities Trust FRB
Ser. 06-HE9, Class 1A2, 0.444s, 2036		5,000,000	2,050,000

Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 04-FR3, Class M6, 5.169s, 2034		34,898	11,011

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-OPX1, Class A1A, 0.364s, 2037		575,103	201,286

Conseco Finance Securitizations Corp.
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	13,694
FRB Ser. 01-4, Class M1, 2.02s, 2033		241,000	132,871

Countrywide Asset Backed Certificates
FRB Ser. 06-BC1, Class 2A3, 0.584s, 2036		992,000	575,360
FRB Ser. 07-7, Class 2A3, 0.524s, 2047		3,588,000	1,269,255
FRB Ser. 07-3, Class 2A2, 0.464s, 2047		1,827,000	1,288,455
FRB Ser. 07-6, Class 2A2, 0.464s, 2037		729,000	581,378
FRB Ser. 06-8, Class 2A3, 0.454s, 2046		919,000	523,830
FRB Ser. 07-8, Class 2A2, 0.424s, 2037		2,457,000	1,772,726
FRB Ser. 06-25, Class 2A2, 0.414s, 2047		1,018,145	885,786
FRB Ser. 07-1, Class 2A2, 0.394s, 2037		2,148,000	1,571,262

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		406,545	16,262

First Franklin Mortgage Loan Asset Backed
Certificates
FRB Ser. 06-FF11, Class 2A3, 0.444s, 2036		1,108,000	531,840
FRB Ser. 06-FF18, Class A2B, 0.404s, 2037		1,738,521	882,299

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 4.13s, 2043	EUR	880,000	729,605
FRB Ser. 03-2, Class 3C, 3.52s, 2043	GBP	328,968	327,274

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$671,564	335,782
Ser. 94-4, Class B2, 8.6s, 2019		244,171	116,795
Ser. 93-1, Class B, 8.45s, 2018		98,408	72,225
Ser. 97-6, Class M1, 7.21s, 2029		182,000	158,805
Ser. 95-F, Class B2, 7.1s, 2021		7,002	6,805
Ser. 93-3, Class B, 6.85s, 2018		6,781	6,120

Putnam VT Diversified Income Fund 15

ASSET-BACKED SECURITIES (8.6%)* cont.	Principal amount	Value

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.594s, 2036	$3,328,964	$1,498,034
FRB Ser. 05-15, Class 2A2, 0.544s, 2036	1,586,429	814,472
FRB Ser. 05-14, Class 2A2, 0.544s, 2035	1,195,045	561,671
FRB Ser. 05-11, Class 3A4, 0.544s, 2035	1,600,763	1,200,572
FRB Ser. 07-3, Class A4A, 0.514s, 2047	2,120,324	784,520
FRB Ser. 06-1, Class A2, 0.514s, 2036	2,498,398	1,036,835
FRB Ser. 07-4, Class A2, 0.494s, 2037	1,074,834	381,566
FRB Ser. 06-11, Class 2A2, 0.454s, 2036	1,905,938	753,442
FRB Ser. 06-12, Class A2A, 0.444s, 2036	1,286,617	566,112
FRB Ser. 07-4, Class A1, 0.394s, 2037	2,740,224	1,069,019
FRB Ser. 06-8, Class 2A1, 0.354s, 2036	2,026,596	729,575
FRB Ser. 06-12, Class A1, 0.344s, 2036	2,211,666	879,137
FRB Ser. 07-3, Class 2A1A, 0.194s, 2047	1,569,910	643,663

Guggenheim Structured Real Estate Funding, Ltd.
144A FRB Ser. 05-2A, Class E, 2.294s, 2030	306,020	8,416

Indymac Residential Asset Backed Trust FRB
Ser. 07-A, Class 2A2, 0.484s, 2047	3,540,000	1,699,200

Lehman XS Trust FRB Ser. 05-6, Class 1A4,
0.674s, 2035	1,574,000	511,550

Long Beach Mortgage Loan Trust FRB Ser. 06-5,
Class 2A3, 0.444s, 2036	2,588,737	880,171

Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates FRB Ser. 07-1, Class A2B,
0.464s, 2037	1,162,739	466,549

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	80,252	80,434

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8,
Class B3, 3.494s, 2034	39,493	9,932

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029	513,882	447,077
Ser. 95-B, Class B1, 7.55s, 2021	67,772	51,258
Ser. 00-D, Class A4, 7.4s, 2030	1,379,827	845,144
Ser. 01-D, Class A4, 6.93s, 2031	303,357	221,450
Ser. 98-A, Class M, 6.825s, 2028	43,000	42,035
Ser. 01-E, Class A4, 6.81s, 2031	694,708	548,819
Ser. 01-C, Class A2, 5.92s, 2017	733,756	336,610

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A3, 0.564s, 2036	3,763,000	1,433,703
FRB Ser. 07-RZ1, Class A2, 0.454s, 2037	143,350	89,712

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.504s, 2036	219,000	62,264

Structured Asset Securities Corp.
FRB Ser. 06-BC5, Class A4, 0.464s, 2036	6,000,000	1,642,500
FRB Ser. 06-BC2, Class A3, 0.444s, 2036	5,287,160	2,855,066

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	428,358	51,403

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A,
Class IV, 6.84s, 2037	351,000	175,463

Total asset-backed securities (cost $44,114,303)		$37,478,296

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (8.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association
Pass-Through Certificates 6 1/2s,
November 20, 2038	$890,835	$1,010,228

		1,010,228
U.S. Government Agency Mortgage Obligations (8.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3 1/2s,
January 1, 2041	783,919	805,691

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (8.5%)* cont.		Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
5s, February 1, 2037		$203,581	$219,764
4 1/2s, August 1, 2039		489,681	520,668
3 1/2s, March 1, 2041		678,717	698,733
3 1/2s, TBA, January 1, 2042		33,000,000	33,943,595

			36,188,451
Total U.S. government and agency mortgage
obligations (cost $36,642,494)			$37,198,679

U.S. TREASURY OBLIGATIONS (0.5%)*		Principal amount	Value

U.S. Treasury Bonds 3.125% 11/15/41 [i]		$872,000	$917,109

U.S. Treasury Notes 1.000% 3/31/12 [i]		1,357,000	1,363,573

Total U.S. treasury obligations (cost $2,280,682)			$2,280,682

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.1%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$2,360,000	$1,988,819

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		461,000	450,591

Argentina (Republic of) sr. unsec. bonds FRB
0.629s, 2013		2,362,000	563,550

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		6,666,000	6,182,715

Argentina (Republic of) sr. unsec.
unsub. bonds Ser. $V, 10 1/2s, 2012	ARS	1,080,000	247,875

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033		$1,053,710	766,574

Brazil (Federal Republic of) unsec. notes
10s, 2017		1,350	730,238

Brazil (Federal Republic of) unsub. notes
10s, 2014		1,080	601,075

Chile (Republic of) notes 5 1/2s, 2020	CLP	235,500,000	470,560

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021		$360,000	328,500

Export-Import Bank of Korea 144A sr. unsec.
unsub. notes 5.1s, 2013 (India)	INR	31,500,000	571,403

Ghana (Republic of) 144A unsec. notes
8 1/2s, 2017		$930,000	1,014,667

Hungary (Republic of) sr. unsec.
unsub. notes 7 5/8s, 2041		244,000	219,720

Hungary (Republic of) sr. unsec.
unsub. notes 6 3/8s, 2021		16,000	14,720

Indonesia (Republic of) 144A sr. unsec.
notes 11 5/8s, 2019		755,000	1,115,346

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 7 3/4s, 2038		550,000	742,500

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 3/4s, 2014		280,000	303,094

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037		575,000	698,700

International Bank for Reconstruction &
Development sr. disc. unsec.
unsub. notes Ser. GDIF, 5 1/4s, 2014	RUB	13,350,000	389,481

Iraq (Republic of) 144A bonds 5.8s, 2028		$695,000	569,900

Peru (Republic of) bonds 6.95s, 2031	PEN	3,110,000	1,211,614

Russia (Federation of) 144A unsec.
unsub. bonds 7 1/2s, 2030		$1,437,515	1,670,464

Sri Lanka (Republic of) 144A notes 7.4s, 2015		240,000	251,438

Turkey (Republic of) bonds 16s, 2012	TRY	190,000	101,226

16 Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.1%)* cont.	Principal amount	Value

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2017	$1,230,000	$1,385,534

Turkey (Republic of) unsec. notes 6 3/4s, 2040	270,000	278,797

Ukraine (Government of) Financing
of Infrastructural Projects State Enterprise
144A govt. guaranty notes 8 3/8s, 2017	275,000	228,250

Ukraine (Government of) sr. unsec. bonds
6.385s, 2012	650,000	641,953

Ukraine (Government of) 144A bonds
7 3/4s, 2020	1,170,000	1,012,050

Ukraine (Government of) 144A sr. unsec.
notes 7.95s, 2021	1,290,000	1,133,059

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013	1,725,000	1,656,000

United Mexican States sr. unsec. notes
5 3/4s, 2110	220,000	234,300

Venezuela (Republic of) bonds 8 1/2s, 2014	430,000	399,990

Venezuela (Republic of) sr. unsec. bonds
9 1/4s, 2027	200,000	144,704

Venezuela (Republic of) unsec. notes
10 3/4s, 2013	1,410,000	1,424,312

Venezuela (Republic of) 144A unsec.
bonds 13 5/8s, 2018	1,215,000	1,190,518

Total foreign government and agency bonds
and notes (cost $30,672,708)		$30,934,237

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)*	strike price	amount	Value

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.085% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.085	$790,000	$19,513

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.064% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.064	790,000	18,170

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.042% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.042	790,000	16,590

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
1.683% versus the three month
USD-LIBOR-BBA maturing
June 2022.	Jun-12/1.683	3,324,000	25,395

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
1.869% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/1.869	3,324,000	25,362

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate
of 2.24% versus the three month
USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.24	4,635,000	100,950

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Bank of America, N.A. for
the right to pay a fixed rate of
2.24% versus the three month
USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.24	$4,635,000	$26,698

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate
of 1.81% versus the three month
USD-LIBOR-BBA maturing
February 2017.	Feb-12/1.81	17,439,568	461,625

Option on an interest rate swap
with Bank of America, N.A. for
the right to pay a fixed rate of
1.81% versus the three month
USD-LIBOR-BBA maturing
February 2017.	Feb-12/1.81	17,439,568	523

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.37% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	19,497,901	2,164,267

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
3.37% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	19,497,901	64,343

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.52	16,248,250	2,013,321

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.36% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.36	16,248,250	1,790,882

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
3.36% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.36	16,248,250	53,457

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.52	16,248,250	39,158

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.51% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	6,499,300	799,934

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
3.51% versus the three month
USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.51	6,499,300	15,273

Putnam VT Diversified Income Fund 17

PURCHASED OPTIONS		Expiration date/	Contract
OUTSTANDING (6.5%)* cont.		strike price	amount	Value

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing
July 2022.		Jul-12/3.5375	$16,248,250	$2,041,593

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing
July 2022.		Jul-12/3.5375	16,248,250	35,584

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.683% versus the three month
USD-LIBOR-BBA June 2022	.	Jun-12/1.683	3,324,000	25,395

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.861% versus the three month
USD-LIBOR-BBA April 2022.		Apr-12/1.861	3,324,000	31,678

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.9275% versus the three month
USD-LIBOR-BBA maturing
April 2022.		Apr-12/1.9275	15,755,000	176,929

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.765% versus the three month
USD-LIBOR-BBA maturing
April 2022.		Apr-12/1.765	7,859,000	48,490

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
2.015% versus the three month
USD-LIBOR-BBA maturing
April 2022.		Apr-12/2.015	3,144,000	44,550

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
0.52% versus the three month
USD-LIBOR-BBA maturing
March 2014.		Mar-12/0.52	35,581,000	173,635

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
0.52% versus the three month
USD-LIBOR-BBA maturing
March 2014.		Mar-12/0.52	35,581,000	6,049

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.869% versus the three month
USD-LIBOR-BBA March 2022.		Mar-12/1.869	3,324,000	25,362

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing
July 2022.		Jul-12/1.6714	3,324,000	28,121

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
2.1075% versus the three month
USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1075	$15,855,000	$363,397

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.861% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.861	3,324,000	31,678

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.9275% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	15,755,000	176,929

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.9475% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.9475	15,855,000	48,041

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.193% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.193	8,642,000	255,458

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.169% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.169	8,642,000	237,828

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Aug-12/1.9475	24,246,000	425,517

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.144% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.144	8,642,000	220,112

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	3,324,000	28,121

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 2.1075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1075	15,855,000	363,397

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.122% versus the three month
USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.122	8,642,000	201,704

18 Putnam VT Diversified Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.096% versus the three month
USD-LIBOR-BBA maturing
June 2022.	Jun-12/2.096	$8,642,000	$181,655

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.074% versus the three month
USD-LIBOR-BBA maturing
May 2022.	May-12/2.074	8,642,000	161,433

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	15,755,000	176,929

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.27% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.27	4,491,000	155,254

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.13375% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.13375	790,000	22,333

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.2475% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.2475	4,491,000	148,023

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.1125% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.1125	790,000	21,022

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.225% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.225	4,491,000	140,299

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.73% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.73	8,124,000	490,121

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 2.73%
versus the three month USD-
LIBOR-BBA maturing August 2022.	Aug-12/2.73	8,124,000	101,079

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	3,324,000	28,121

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.683% versus the three month
USD-LIBOR-BBA maturing
June 2022.	Jun-12/1.683	$3,324,000	$25,395

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.861% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.861	3,324,000	31,678

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.998% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.998	15,755,000	219,625

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.9275% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	15,755,000	176,929

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.869% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/1.869	3,324,000	25,362

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
0.555% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.555	30,975,098	115,227

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
0.555% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.555	30,975,098	1,859

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.215	4,635,000	79,073

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.215	4,635,000	5,145

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
0.545% versus the three month
USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	30,975,098	113,059

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
0.545% versus the three month
USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	30,975,098	31

Putnam VT Diversified Income Fund 19

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	$763,244	$72,905

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	763,244	45,528

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	1,257,000	47,062

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	1,257,000	42,386

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3675% versus the three
month USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.3675	4,491,000	177,395

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8825% versus the three
month USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	4,273,000	464,731

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8825% versus the three month
USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	4,273,000	314,219

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	1,257,000	45,001

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	1,257,000	40,262

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.34375% versus the three
month USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.34375	4,491,000	169,895

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3175% versus the three
month USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.3175	4,491,000	161,227

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	$1,257,000	$42,700

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	1,257,000	38,112

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	1,257,000	40,626

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	1,257,000	36,063

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	4,273,000	414,566

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	4,273,000	267,101

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	1,257,000	37,949

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	1,257,000	33,612

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.1825% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1825	3,270,000	88,094

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	3,324,000	28,121

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,257,000	35,535

20 Putnam VT Diversified Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	$1,257,000	$31,073

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.11875% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.11875	15,855,000	371,007

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.683% versus the three month
USD-LIBOR-BBA maturing
June 2022.	Jun-12/1.683	3,324,000	25,395

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.195% versus the three month
USD-LIBOR-BBA maturing
June 2022.	Jun-12/2.195	1,257,000	32,833

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.195% versus the three month
USD-LIBOR-BBA maturing
June 2022.	Jun-12/2.195	1,257,000	28,320

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.83% versus the three month
USD-LIBOR-BBA maturing
June 2042.	Jun-12/2.83	4,273,000	354,360

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.83% versus the three month
USD-LIBOR-BBA maturing
June 2042.	Jun-12/2.83	4,273,000	203,771

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	1,257,000	29,703

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	1,257,000	25,366

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.35% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35	3,270,000	108,008

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.861% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.861	3,324,000	31,678

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	$1,257,000	$26,611

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	1,257,000	22,224

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.998% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.998	15,755,000	219,625

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.9275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	15,755,000	176,929

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.075% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/2.075	12,177,000	216,751

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.075% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/2.075	12,177,000	193,371

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.869% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/1.869	3,324,000	25,362

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8025% versus the three
month USD-LIBOR-BBA maturing
March 2042.	Mar-12/2.8025	4,273,000	270,524

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8025% versus the three month
USD-LIBOR-BBA maturing
March 2042.	Mar-12/2.8025	4,273,000	107,551

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.86% versus the three month
USD-LIBOR-BBA maturing
March 2017.	Mar-12/1.86	12,034,322	333,952

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 1.86% versus the three month
USD-LIBOR-BBA maturing
March 2017.	Mar-12/1.86	12,034,322	3,009

Putnam VT Diversified Income Fund 21

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.0525% versus the three month
USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.0525	$12,177,000	$176,201

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.0525% versus the three
month USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.0525	12,177,000	152,456

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 0.62% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.62	33,443,000	89,627

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 0.62% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.62	33,443,000	8,695

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.10% versus the three month
USD-LIBOR-BBA maturing
February 2017.	Feb-12/1.10	179,400,000	87,906

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.27% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.27	3,270,000	74,458

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.03% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.03	12,177,000	121,405

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.03% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.03	12,177,000	96,807

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.96325% versus the three
month USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.96325	15,855,000	52,163

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.785% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/2.785	4,273,000	178,312

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.785% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/2.785	4,273,000	16,237

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.60% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/3.60	$11,741,571	$2,483,342

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.60% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/4.60	11,741,571	12

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	9,129,369	1,149,844

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	9,129,369	19,446

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	16,218,193	1,972,619

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	16,218,193	36,977

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	3,324,000	28,121

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.683% versus the three month
USD-LIBOR-BBA maturing
June 2022.	Jun-12/1.683	3,324,000	25,395

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.861% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.861	3,324,000	31,678

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 2.3475% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/2.3475	4,190,000	136,259

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
2.3475% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/2.3475	4,190,000	45,755

22 Putnam VT Diversified Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 1.9275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	$15,755,000	$176,929

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.869% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/1.869	3,324,000	25,362

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 2.3225% versus the three
month USD-LIBOR-BBA maturing
March 2022.	Mar-12/2.3225	4,190,000	123,437

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
2.3225% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/2.3225	4,190,000	33,227

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 2.30% versus the three month
USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.30	4,190,000	110,281

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 2.30% versus the three month
USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.30	4,190,000	20,782

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 2.2775% versus the three
month USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.2775	4,190,000	95,281

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
2.2775% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.2775	4,190,000	6,536

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.953% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.953	15,855,000	50,577

Option on an interest rate swap
with UBS AG for the right to pay a
fixed rate of 1.722% versus the six
month CHF-LIBOR-BBA maturing
January 2014.	Jan-12/1.722	CHF 21,550,000	1,145

Total purchased options outstanding (cost $22,841,510)			$28,152,466

SENIOR LOANS (2.3%)* [c]	Principal amount	Value

Basic materials (0.1%)
Exopack, LLC bank term loan FRN Ser. B,
6 1/2s, 2017	$114,425	$110,992

INEOS Group Holdings, Ltd. bank term loan FRN
Ser. C2, 8.001s, 2014	74,365	75,852

INEOS U.S. Finance, LLC bank term loan FRN
Ser. B2, 7.501s, 2013	70,102	71,504

Momentive Performance Materials, Inc. bank term
loan FRN 3.813s, 2013	216,580	208,459

Nexeo Solutions, LLC bank term loan FRN Ser. B,
5s, 2017	119,100	115,601

		582,408
Capital goods (—%)
SRAM Corp. bank term loan FRN 8 1/2s, 2018	80,000	79,600

		79,600
Communication services (0.2%)
Charter Communications Operating, LLC bank term
loan FRN Ser. C, 3.62s, 2016	578,090	572,887

Charter Communications Operating, LLC bank term
loan FRN Ser. l, 7 1/4s, 2014	5,106	5,080

Insight Midwest Holdings, LLC bank term loan FRN
Ser. B, 2.02s, 2014	82,825	81,706

Intelsat SA bank term loan FRN 3.391s, 2014
(Luxembourg)	375,000	356,063

Level 3 Communications, Inc. bank term loan FRN
2.648s, 2014	22,000	20,983

		1,036,719
Consumer cyclicals (1.1%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	100,097	99,972

Burlington Coat Factory Warehouse Corp. bank term
loan FRN Ser. B, 6 1/4s, 2017	69,125	67,714

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B1, 3.418s, 2015	370,000	320,461

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B2, 3 3/8s, 2015	429,402	372,353

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017	335,993	332,073

Cengage Learning Acquisitions, Inc. bank term
loan FRN Ser. B, 2.51s, 2014	394,237	335,922

Clear Channel Communications, Inc. bank term loan
FRN Ser. B, 3.91s, 2016	587,731	433,125

Compucom Systems, Inc. bank term loan FRN
3.76s, 2014	84,482	80,258

Federal Mogul Corp. bank term loan FRN Ser. B,
2.209s, 2014	50,521	46,626

Federal Mogul Corp. bank term loan FRN Ser. C,
2.216s, 2015	25,776	23,789

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.51s, 2014	158,157	34,663

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.26s, 2014	309,115	67,748

GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.26s, 2014	115,342	25,279

Golden Nugget, Inc. bank term loan FRN Ser. B,
3.26s, 2014 ‡‡	72,902	62,027

Golden Nugget, Inc. bank term loan FRN Ser. DD,
3.26s, 2014 ‡‡	41,499	35,308

Goodman Global, Inc. bank term loan FRN 9s, 2017	207,818	207,948

Goodman Global, Inc. bank term loan FRN 5
3/4s, 2016	245,434	244,705

Michaels Stores, Inc. bank term loan FRN Ser. B,
2.727s, 2013	77,441	75,989

National Bedding Co., LLC bank term loan FRN
Ser. B, 4 1/8s, 2013	40,354	39,698

Putnam VT Diversified Income Fund 23

SENIOR LOANS (2.3%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Neiman Marcus Group, Inc. (The) bank term loan
FRN 4 3/4s, 2018	$215,000	$207,162

Nortek, Inc. bank term loan FRN Ser. B,
5 1/4s, 2017	54,600	53,167

R.H. Donnelley, Inc. bank term loan FRN Ser. B,
9s, 2014	391,115	137,281

Realogy Corp. bank term loan FRN Ser. B,
4.691s, 2016	470,436	419,024

ServiceMaster Co. (The) bank term loan FRN
Ser. B, 2.835s, 2014	318,838	303,383

ServiceMaster Co. (The) bank term loan FRN
Ser. DD, 2.76s, 2014	31,505	29,978

Tribune Co. bank term loan FRN Ser. B, 5 1/4s,
2014 (In default) †	399,187	232,194

Univision Communications, Inc. bank term
loan FRN 4.51s, 2017	358,919	319,662

		4,607,509
Consumer staples (0.2%)
Claire’s Stores, Inc. bank term loan FRN
3.039s, 2014	307,428	265,253

Del Monte Corp. bank term loan FRN Ser. B,
4 1/2s, 2018	154,613	146,495

Revlon Consumer Products bank term loan FRN
Ser. B, 4 3/4s, 2017	329,175	324,786

Rite Aid Corp. bank term loan FRN Ser. B, 2.028s, 2014	75,615	71,425

West Corp. bank term loan FRN Ser. B2, 2.779s, 2013	12,829	12,716

West Corp. bank term loan FRN Ser. B5, 4.613s, 2016	31,201	30,941

		851,616
Energy (0.2%)
Frac Tech International, LLC bank term loan FRN
Ser. B, 6 1/4s, 2016	190,049	187,288

Hercules Off shore, Inc. bank term loan FRN
Ser. B, 7 1/2s, 2013	114,390	111,796

Samson Investment Co. bank term loan FRN 8s, 2018 F	630,000	625,275

		924,359
Financials (0.1%)
AGFS Funding Co. bank term loan FRN Ser. B,
5 1/2s, 2017	230,000	199,381

HUB International Holdings, Inc. bank term loan
FRN 6 3/4s, 2014	89,930	89,031

		288,412
Health care (0.3%)
Ardent Health Services bank term loan FRN Ser. B,
6 1/2s, 2015	303,575	300,160

Emergency Medical Services Corp. bank term loan
FRN Ser. B, 5 1/4s, 2018	243,163	236,678

Grifols SA bank term loan FRN Ser. B, 6s,
2017 (Spain)	139,300	138,604

IASIS Healthcare, LLC bank term loan FRN Ser. B,
5s, 2018	362,263	349,130

Multiplan, Inc. bank term loan FRN Ser. B,
4 3/4s, 2017	190,525	181,236

		1,205,808
Technology (—%)
First Data Corp. bank term loan FRN 4.294s, 2018	121,183	101,274

First Data Corp. bank term loan FRN Ser. B3,
3.044s, 2014	12,896	11,617

		112,891
Utilities and power (0.1%)
Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.776s, 2017	645,637	408,006

		408,006

Total senior loans (cost $11,382,513)		$10,097,328

CONVERTIBLE BONDS AND NOTES (0.1%)*		Principal amount		Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$186,000	$266,678

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			235,000	255,856

Total convertible bonds and notes (cost $421,000)				$522,534

PREFERRED STOCKS (0.1%)*			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			163	$116,846

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			16,715	323,268

Total preferred stocks (cost $483,154)				$440,114

CONVERTIBLE PREFERRED STOCKS (0.1%)*			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			5,293	$181,947

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †			627	314

Lucent Technologies Capital Trust I 7.75% cv. pfd.			236	144,255

Total convertible preferred stocks (cost $1,087,221)				$326,516

COMMON STOCKS (—%)*			Shares	Value

Bohai Bay Litigation, LLC (Escrow) F			842	$2,627

Compton Petroleum Corp. (Canada) †			6,624	28,152

Trump Entertainment Resorts, Inc. † F			71	302

Vertis Holdings, Inc. † F			521	5

Total common stocks (cost $62,302)				$31,086

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Charter Communications,
Inc. Class A	11/30/14	$46.86	37	$644

Smurfit Kappa Group PLC
144A (Ireland) F	10/1/13	EUR 0.001	422	13,242

Total warrants (cost $16,076)				$13,886

SHORT-TERM INVESTMENTS (40.3%)*		Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.05% [e]			58,589,311	$58,589,311

Straight-A Funding, LLC commercial paper
with an effective yield of 0.188%,
February 1, 2012			$12,750,000	12,747,914

U.S. Treasury Bills with an effective yield
of 0.085%, April 5, 2012 ##			4,000,000	3,999,792

U.S. Treasury Bills with an effective yield
of 0.083%, February 9, 2012 ##			106,000	105,988

U.S. Treasury Bills with an effective yield
of 0.070%, June 28, 2012 ##			273,000	272,919

U.S. Treasury Bills with an effective yield
of zero %, March 8, 2012 [i]			142,000	142,000

U.S. Treasury Bills with effective yields ranging
from 0.088% to 0.130%, May 3, 2012 # ##			21,546,000	21,544,190

U.S. Treasury Bills with effective yields ranging
from 0.058% to 0.111%, July 26, 2012 # ##			23,106,000	23,098,768

U.S. Treasury Bills with effective yields ranging
from 0.084% to 0.105%, November 15, 2012 ##			21,928,000	21,911,115

U.S. Treasury Bills with effective yields ranging
from 0.087% to 0.102%, October 18, 2012 ##			24,226,000	24,209,478

U.S. Treasury Bills with effective yields ranging
from 0.058% to 0.094%, August 23, 2012 # ##			9,064,000	9,059,894

Total short-term investments (cost $175,663,730)				$175,681,369

Total investments (cost $576,950,846)				$569,650,380

24 Putnam VT Diversified Income Fund

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
RUB	Russian Ruble
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through December 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $436,071,826.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $286,536,653 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	86.0%	United Kingdom	0.7%

Russia	2.7	Netherlands	0.7

Argentina	1.8	Brazil	0.6

Venezuela	1.4	Germany	0.5

Ukraine	0.9	Other	3.1

Indonesia	0.8	Total	100.0%

Luxembourg	0.8

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $229,786,928)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	1/18/12	$115,495	$115,230	$265

	Brazilian Real	Buy	1/18/12	436,357	451,659	(15,302)

	British Pound	Sell	1/18/12	1,014,764	1,027,008	12,244

	Canadian Dollar	Sell	1/18/12	1,051,130	1,051,495	365

	Chilean Peso	Buy	1/18/12	88,046	88,819	(773)

	Czech Koruna	Buy	1/18/12	323,046	338,557	(15,511)

	Euro	Buy	1/18/12	4,245,633	4,475,299	(229,666)

	Hungarian Forint	Buy	1/18/12	26,642	28,678	(2,036)

	Japanese Yen	Sell	1/18/12	2,005,732	1,988,124	(17,608)

	Mexican Peso	Sell	1/18/12	170,640	175,573	4,933

	Norwegian Krone	Buy	1/18/12	790,239	814,228	(23,989)

	Russian Ruble	Buy	1/18/12	20,193	20,984	(791)

	Singapore Dollar	Buy	1/18/12	285,944	289,766	(3,822)

	Singapore Dollar	Sell	1/18/12	285,944	285,099	(845)

Putnam VT Diversified Income Fund 25

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $229,786,928) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A. cont.

	South African Rand	Sell	1/18/12	$1,730	$1,743	$13

	South Korean Won	Buy	1/18/12	43,038	43,977	(939)

	Swedish Krona	Sell	1/18/12	2,237,163	2,274,306	37,143

	Swiss Franc	Buy	1/18/12	4,429,125	4,545,076	(115,951)

	Taiwan Dollar	Sell	1/18/12	817,554	819,864	2,310

	Turkish Lira	Sell	1/18/12	693,782	717,801	24,019

Barclays Bank PLC

	Australian Dollar	Buy	1/18/12	147,151	92,417	54,734

	Brazilian Real	Buy	1/18/12	133,269	137,221	(3,952)

	British Pound	Buy	1/18/12	2,280,772	2,305,535	(24,763)

	Canadian Dollar	Sell	1/18/12	1,081,746	1,082,195	449

	Chilean Peso	Buy	1/18/12	1,591	1,602	(11)

	Czech Koruna	Buy	1/18/12	282,500	296,603	(14,103)

	Euro	Sell	1/18/12	3,348,770	3,407,204	58,434

	Hungarian Forint	Sell	1/18/12	330,723	388,330	57,607

	Indian Rupee	Buy	1/18/12	92,105	95,171	(3,066)

	Indonesian Rupiah	Sell	1/18/12	332,988	333,715	727

	Japanese Yen	Buy	1/18/12	1,274,925	1,264,042	10,883

	Malaysian Ringgit	Buy	1/18/12	282,385	282,205	180

	Malaysian Ringgit	Sell	1/18/12	282,385	286,445	4,060

	Mexican Peso	Buy	1/18/12	92,074	94,685	(2,611)

	New Zealand Dollar	Buy	1/18/12	91,847	91,966	(119)

	New Zealand Dollar	Sell	1/18/12	91,847	90,809	(1,038)

	Norwegian Krone	Buy	1/18/12	1,301,929	1,341,211	(39,282)

	Polish Zloty	Sell	1/18/12	915,341	935,932	20,591

	Russian Ruble	Buy	1/18/12	20,193	20,928	(735)

	Singapore Dollar	Buy	1/18/12	148,022	150,002	(1,980)

	Singapore Dollar	Sell	1/18/12	148,022	147,577	(445)

	South Korean Won	Sell	1/18/12	182,007	185,847	3,840

	Swedish Krona	Sell	1/18/12	3,230,099	3,284,714	54,615

	Swiss Franc	Sell	1/18/12	1,611,685	1,653,723	42,038

	Taiwan Dollar	Sell	1/18/12	350,796	351,962	1,166

	Thai Baht	Buy	1/18/12	31,991	31,793	198

	Thai Baht	Sell	1/18/12	31,991	32,706	715

	Turkish Lira	Sell	1/18/12	161,791	167,422	5,631

Citibank, N.A.

	Australian Dollar	Buy	1/18/12	3,181,883	3,174,167	7,716

	Brazilian Real	Sell	1/18/12	771,721	795,483	23,762

	British Pound	Sell	1/18/12	276,556	279,916	3,360

	Canadian Dollar	Sell	1/18/12	755,868	757,849	1,981

	Chilean Peso	Sell	1/18/12	251,714	253,112	1,398

	Czech Koruna	Sell	1/18/12	279,665	293,732	14,067

	Danish Krone	Buy	1/18/12	308,206	321,030	(12,824)

	Euro	Sell	1/18/12	1,829,838	1,907,259	77,421

	Hungarian Forint	Sell	1/18/12	789,074	850,161	61,087

	Japanese Yen	Sell	1/18/12	1,575,171	1,562,088	(13,083)

	Mexican Peso	Buy	1/18/12	297,981	306,682	(8,701)

	New Zealand Dollar	Buy	1/18/12	22,942	22,960	(18)

	New Zealand Dollar	Sell	1/18/12	22,942	22,683	(259)

	Norwegian Krone	Buy	1/18/12	1,686,520	1,737,677	(51,157)

	Polish Zloty	Buy	1/18/12	650,052	670,568	(20,516)

	Singapore Dollar	Buy	1/18/12	471,434	470,045	1,389

26 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $229,786,928) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Singapore Dollar	Sell	1/18/12	$471,434	$477,734	$6,300

	South African Rand	Sell	1/18/12	698,086	703,606	5,520

	South Korean Won	Buy	1/18/12	120,730	123,583	(2,853)

	Swedish Krona	Sell	1/18/12	209,980	213,497	3,517

	Swiss Franc	Sell	1/18/12	451,825	463,817	11,992

	Taiwan Dollar	Buy	1/18/12	253,797	254,894	(1,097)

	Turkish Lira	Buy	1/18/12	353,889	366,679	(12,790)

Credit Suisse AG

	Australian Dollar	Buy	1/18/12	3,435,135	3,414,867	20,268

	Brazilian Real	Sell	1/18/12	524,580	539,989	15,409

	British Pound	Sell	1/18/12	39,752	40,235	483

	Canadian Dollar	Sell	1/18/12	1,358,855	1,304,642	(54,213)

	Chilean Peso	Buy	1/18/12	11,804	11,873	(69)

	Czech Koruna	Sell	1/18/12	871,256	914,728	43,472

	Euro	Sell	1/18/12	3,457,885	3,504,599	46,714

	Hungarian Forint	Buy	1/18/12	250,931	235,264	15,667

	Indian Rupee	Buy	1/18/12	86,256	89,075	(2,819)

	Japanese Yen	Buy	1/18/12	8,571,986	8,498,269	73,717

	Malaysian Ringgit	Buy	1/18/12	108,006	109,384	(1,378)

	Malaysian Ringgit	Sell	1/18/12	108,006	108,005	(1)

	Mexican Peso	Buy	1/18/12	544,740	560,517	(15,777)

	Norwegian Krone	Buy	1/18/12	2,102,530	2,166,810	(64,280)

	Polish Zloty	Sell	1/18/12	1,203,957	1,233,035	29,078

	Russian Ruble	Sell	1/18/12	316,098	327,518	11,420

	South African Rand	Sell	1/18/12	768,844	774,210	5,366

	South Korean Won	Sell	1/18/12	815,096	831,996	16,900

	Swedish Krona	Sell	1/18/12	2,396,641	2,436,325	39,684

	Swiss Franc	Sell	1/18/12	976,275	1,000,983	24,708

	Taiwan Dollar	Sell	1/18/12	803,841	805,979	2,138

	Turkish Lira	Sell	1/18/12	178,155	184,573	6,418

Deutsche Bank AG

	Australian Dollar	Sell	1/18/12	2,527,309	2,516,973	(10,336)

	Brazilian Real	Buy	1/18/12	210,698	218,449	(7,751)

	British Pound	Sell	1/18/12	1,126,721	1,140,280	13,559

	Canadian Dollar	Sell	1/18/12	910,417	910,769	352

	Chilean Peso	Sell	1/18/12	53,215	53,682	467

	Czech Koruna	Sell	1/18/12	423,512	443,700	20,188

	Euro	Sell	1/18/12	1,638,790	1,694,892	56,102

	Hungarian Forint	Sell	1/18/12	1,265,333	1,359,876	94,543

	Malaysian Ringgit	Buy	1/18/12	184,748	184,775	(27)

	Malaysian Ringgit	Sell	1/18/12	184,748	187,422	2,674

	Mexican Peso	Sell	1/18/12	269,041	277,062	8,021

	New Zealand Dollar	Buy	1/18/12	561,817	555,526	6,291

	New Zealand Dollar	Sell	1/18/12	561,817	562,352	535

	Norwegian Krone	Buy	1/18/12	157,299	162,089	(4,790)

	Peruvian New Sol	Sell	1/18/12	1,079,033	1,076,099	(2,934)

	Polish Zloty	Sell	1/18/12	619,431	639,066	19,635

	Singapore Dollar	Buy	1/18/12	484,309	482,859	1,450

	Singapore Dollar	Sell	1/18/12	484,309	490,743	6,434

	South Korean Won	Buy	1/18/12	544,429	556,531	(12,102)

	Swedish Krona	Sell	1/18/12	1,166,339	1,186,207	19,868

	Swiss Franc	Sell	1/18/12	503,365	516,578	13,213

Putnam VT Diversified Income Fund 27

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $229,786,928) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Taiwan Dollar	Buy	1/18/12	$731,393	$734,068	$(2,675)

	Turkish Lira	Buy	1/18/12	94,286	97,259	(2,973)

Goldman Sachs International

	Australian Dollar	Sell	1/18/12	1,169,859	1,167,103	(2,756)

	British Pound	Buy	1/18/12	62,423	63,180	(757)

	Canadian Dollar	Buy	1/18/12	429,205	429,569	(364)

	Chilean Peso	Sell	1/18/12	427,101	430,097	2,996

	Euro	Sell	1/18/12	1,867,245	1,945,880	78,635

	Hungarian Forint	Sell	1/18/12	516,351	554,683	38,332

	Japanese Yen	Sell	1/18/12	1,052,091	1,035,178	(16,913)

	Norwegian Krone	Buy	1/18/12	968,395	996,663	(28,268)

	Polish Zloty	Buy	1/18/12	279,123	287,423	(8,300)

	South African Rand	Sell	1/18/12	42,751	43,062	311

	Swedish Krona	Buy	1/18/12	1,850,237	1,889,210	(38,973)

	Swiss Franc	Sell	1/18/12	1,279,764	1,312,209	32,445

HSBC Bank USA, National Association

	Australian Dollar	Buy	1/18/12	447,577	446,098	1,479

	British Pound	Sell	1/18/12	220,942	223,624	2,682

	Canadian Dollar	Sell	1/18/12	3,384,282	3,388,816	4,534

	Euro	Buy	1/18/12	3,953,236	4,118,650	(165,414)

	Indian Rupee	Sell	1/18/12	299,617	310,897	11,280

	Japanese Yen	Sell	1/18/12	301,114	298,525	(2,589)

	New Zealand Dollar	Buy	1/18/12	24,887	24,606	281

	New Zealand Dollar	Sell	1/18/12	24,887	24,910	23

	Norwegian Krone	Sell	1/18/12	741,739	764,521	22,782

	Singapore Dollar	Buy	1/18/12	727,543	737,306	(9,763)

	Singapore Dollar	Sell	1/18/12	727,543	725,371	(2,172)

	South Korean Won	Sell	1/18/12	704,571	718,926	14,355

	Swedish Krona	Sell	1/18/12	3,293,466	3,350,607	57,141

	Swiss Franc	Buy	1/18/12	2,373,069	2,432,542	(59,473)

	Taiwan Dollar	Sell	1/18/12	159,443	160,019	576

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	1/18/12	7,750,012	7,699,368	50,644

	Brazilian Real	Sell	1/18/12	409,586	422,920	13,334

	British Pound	Sell	1/18/12	1,583,093	1,602,481	19,388

	Canadian Dollar	Sell	1/18/12	2,142,002	2,144,661	2,659

	Chilean Peso	Buy	1/18/12	117,523	118,519	(996)

	Czech Koruna	Sell	1/18/12	313,348	329,192	15,844

	Euro	Sell	1/18/12	4,958,437	5,047,208	88,771

	Hungarian Forint	Sell	1/18/12	319,018	359,990	40,972

	Japanese Yen	Sell	1/18/12	720,500	714,285	(6,215)

	Malaysian Ringgit	Buy	1/18/12	434,010	434,293	(283)

	Malaysian Ringgit	Sell	1/18/12	434,010	440,362	6,352

	Mexican Peso	Sell	1/18/12	245,878	253,013	7,135

	New Zealand Dollar	Buy	1/18/12	442,905	443,592	(687)

	New Zealand Dollar	Sell	1/18/12	442,905	437,897	(5,008)

	Norwegian Krone	Buy	1/18/12	458,828	472,750	(13,922)

	Peruvian New Sol	Sell	1/18/12	170,578	169,989	(589)

	Polish Zloty	Sell	1/18/12	793,000	819,005	26,005

	Russian Ruble	Sell	1/18/12	201,415	208,705	7,290

	Singapore Dollar	Buy	1/18/12	85,421	85,169	252

	Singapore Dollar	Sell	1/18/12	85,421	86,554	1,133

28 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $229,786,928) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	South African Rand	Sell	1/18/12	$717,997	$723,585	$5,588

	South Korean Won	Sell	1/18/12	394,679	403,756	9,077

	Swedish Krona	Sell	1/18/12	2,836,305	2,884,193	47,888

	Swiss Franc	Buy	1/18/12	1,491	1,530	(39)

	Taiwan Dollar	Sell	1/18/12	1,049,243	1,052,696	3,453

	Thai Baht	Buy	1/18/12	23,831	23,685	146

	Thai Baht	Sell	1/18/12	23,831	24,365	534

	Turkish Lira	Sell	1/18/12	633,117	655,464	22,347

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	1/18/12	2,350,543	2,329,036	21,507

	Brazilian Real	Sell	1/18/12	998,930	1,032,019	33,089

	British Pound	Buy	1/18/12	4,357,349	4,407,077	(49,728)

	Canadian Dollar	Sell	1/18/12	712,790	713,027	237

	Chilean Peso	Buy	1/18/12	22,342	22,497	(155)

	Czech Koruna	Sell	1/18/12	786,579	825,615	39,036

	Euro	Sell	1/18/12	1,336,557	1,445,446	108,889

	Hungarian Forint	Sell	1/18/12	1,466,606	1,577,287	110,681

	Indian Rupee	Sell	1/18/12	142,928	148,991	6,063

	Japanese Yen	Sell	1/18/12	1,128,024	1,118,655	(9,369)

	Malaysian Ringgit	Buy	1/18/12	404,006	409,749	(5,743)

	Malaysian Ringgit	Sell	1/18/12	404,006	403,684	(322)

	Mexican Peso	Buy	1/18/12	82,904	85,748	(2,844)

	New Zealand Dollar	Buy	1/18/12	60,350	59,672	678

	New Zealand Dollar	Sell	1/18/12	60,350	60,353	3

	Norwegian Krone	Buy	1/18/12	1,610,594	1,657,850	(47,256)

	Polish Zloty	Sell	1/18/12	487,076	503,500	16,424

	Russian Ruble	Buy	1/18/12	10,902	11,320	(418)

	Singapore Dollar	Buy	1/18/12	111,016	112,502	(1,486)

	Singapore Dollar	Sell	1/18/12	111,016	110,685	(331)

	South African Rand	Sell	1/18/12	59,894	60,349	455

	South Korean Won	Sell	1/18/12	44,911	45,838	927

	Swedish Krona	Sell	1/18/12	2,353,544	2,394,933	41,389

	Swiss Franc	Sell	1/18/12	2,695,938	2,768,307	72,369

	Taiwan Dollar	Sell	1/18/12	336,908	338,374	1,466

	Turkish Lira	Sell	1/18/12	984,428	1,020,731	36,303

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/18/12	2,152,027	2,159,625	(7,598)

	Brazilian Real	Sell	1/18/12	94,849	97,662	2,813

	British Pound	Sell	1/18/12	4,649,899	4,684,659	34,760

	Canadian Dollar	Sell	1/18/12	2,356,506	2,324,932	(31,574)

	Czech Koruna	Sell	1/18/12	581,957	610,320	28,363

	Euro	Sell	1/18/12	3,489,985	3,623,402	133,417

	Hungarian Forint	Sell	1/18/12	684,780	734,837	50,057

	Indonesian Rupiah	Sell	1/18/12	680,675	683,445	2,770

	Japanese Yen	Sell	1/18/12	3,479,062	3,456,932	(22,130)

	Malaysian Ringgit	Buy	1/18/12	141,476	143,561	(2,085)

	Malaysian Ringgit	Sell	1/18/12	141,476	141,008	(468)

	Mexican Peso	Sell	1/18/12	752,129	773,634	21,505

	Norwegian Krone	Buy	1/18/12	803,158	827,399	(24,241)

	Polish Zloty	Sell	1/18/12	701,686	723,864	22,178

	Russian Ruble	Buy	1/18/12	20,193	20,997	(804)

	Singapore Dollar	Buy	1/18/12	125,048	124,677	371

Putnam VT Diversified Income Fund 29

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $229,786,928) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Singapore Dollar	Sell	1/18/12	$125,048	$126,669	$1,621

	South African Rand	Sell	1/18/12	350,180	352,642	2,462

	South Korean Won	Sell	1/18/12	989,985	1,008,281	18,296

	Swedish Krona	Buy	1/18/12	583,968	618,848	(34,880)

	Swiss Franc	Buy	1/18/12	1,505,943	1,544,308	(38,365)

	Taiwan Dollar	Sell	1/18/12	97,611	97,925	314

	Thai Baht	Buy	1/18/12	303,477	310,970	(7,493)

	Thai Baht	Sell	1/18/12	303,477	301,150	(2,327)

	Turkish Lira	Sell	1/18/12	17,784	18,411	627

UBS AG

	Australian Dollar	Sell	1/18/12	70,972	89,448	18,476

	Brazilian Real	Sell	1/18/12	229,507	237,136	7,629

	British Pound	Buy	1/18/12	3,754,547	3,797,244	(42,697)

	Canadian Dollar	Sell	1/18/12	3,069,885	3,060,868	(9,017)

	Czech Koruna	Sell	1/18/12	1,240,437	1,301,237	60,800

	Euro	Buy	1/18/12	381,578	278,238	103,340

	Hungarian Forint	Buy	1/18/12	1,479,239	1,566,291	(87,052)

	Indian Rupee	Sell	1/18/12	372,158	385,294	13,136

	Japanese Yen	Sell	1/18/12	4,069,041	4,031,192	(37,849)

	Mexican Peso	Buy	1/18/12	71,115	73,194	(2,079)

	New Zealand Dollar	Buy	1/18/12	102,191	101,041	1,150

	New Zealand Dollar	Sell	1/18/12	102,191	102,347	156

	Norwegian Krone	Sell	1/18/12	2,726,044	2,840,403	114,359

	Polish Zloty	Buy	1/18/12	105,988	109,317	(3,329)

	Russian Ruble	Buy	1/18/12	10,902	11,340	(438)

	Singapore Dollar	Buy	1/18/12	110,554	110,231	323

	Singapore Dollar	Sell	1/18/12	110,554	112,016	1,462

	South African Rand	Sell	1/18/12	375,962	379,025	3,063

	South Korean Won	Sell	1/18/12	148,701	151,982	3,281

	Swedish Krona	Sell	1/18/12	488,642	497,245	8,603

	Swiss Franc	Sell	1/18/12	573,966	588,666	14,700

	Taiwan Dollar	Sell	1/18/12	485,324	487,083	1,759

	Thai Baht	Buy	1/18/12	31,991	31,793	198

	Thai Baht	Sell	1/18/12	31,991	32,738	747

	Turkish Lira	Buy	1/18/12	13,417	13,889	(472)

Westpac Banking Corp.

	Australian Dollar	Buy	1/18/12	347,710	438,387	(90,677)

	British Pound	Buy	1/18/12	53,262	53,904	(642)

	Canadian Dollar	Sell	1/18/12	155,138	155,375	237

	Euro	Sell	1/18/12	928,898	967,959	39,061

	Japanese Yen	Sell	1/18/12	2,699,664	2,677,362	(22,302)

	New Zealand Dollar	Buy	1/18/12	11,277	11,150	127

	New Zealand Dollar	Sell	1/18/12	11,277	11,290	13

	Norwegian Krone	Buy	1/18/12	276,560	284,989	(8,429)

	Swedish Krona	Sell	1/18/12	271,503	276,094	4,591

	Swiss Franc	Sell	1/18/12	128,850	132,252	3,402

Total						$1,294,949

30 Putnam VT Diversified Income Fund

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/11	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Long)	1	$121,606	Mar-12	$1,165

Canadian Government Bond
10 yr (Long)	56	7,357,094	Mar-12	79,458

Euro-Bobl 5 yr (Short)	4	647,695	Mar-12	(10,315)

Euro-Bund 10 yr (Long)	102	18,355,163	Mar-12	566,487

Euro-Schatz 2 yr (Short)	54	7,711,610	Mar-12	(23,297)

Euro-Swiss Franc 3 Month
(Short)	50	13,321,090	Dec-12	(205,938)

Euro-Swiss Franc 3 Month
(Short)	50	13,319,759	Jun-12	(157,817)

Euro-Swiss Franc 3 Month
(Short)	50	13,311,775	Mar-12	(118,506)

Japanese Government Bond
10 yr (Long)	13	24,052,618	Mar-12	114,892

Japanese Government Bond
10 yr Mini (Long)	18	3,332,701	Mar-12	17,913

U.K. Gilt 10 yr (Long)	21	3,814,090	Mar-12	64,843

U.S. Treasury Bond 30 yr
(Long)	54	8,650,125	Mar-12	100,304

U.S. Treasury Bond 30 yr
(Short)	83	12,019,438	Mar-12	(139,283)

U.S. Treasury Note 10 yr
(Long)	570	74,741,250	Mar-12	756,941

Total				$1,046,847

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729)	amount	strike price	Value

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to receive a fixed
rate of 5.35% versus the three
month USD-LIBOR-BBA maturing
August 2026.	$31,805,305	Aug-16/5.35	$754,072

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to pay a fixed rate
of 4.35% versus the three month
USD-LIBOR-BBA maturing
August 2026.	31,805,305	Aug-16/4.35	4,631,298

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to receive a fixed
rate of 4.28% versus the three
month USD-LIBOR-BBA maturing
August 2026.	12,138,243	Aug-16/4.28	477,130

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to pay a fixed rate
of 4.28% versus the three month
USD-LIBOR-BBA maturing
August 2026.	12,138,243	Aug-16/4.28	1,713,604

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to pay a fixed rate
of 2.183% versus the three month
USD-LIBOR-BBA maturing
June 2022.	1,562,000	Jun-12/2.183	40,128

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to pay a fixed rate
of 2.119% versus the three month
USD-LIBOR-BBA maturing
March 2022.	$2,293,000	Mar-12/2.119	$40,334

Option on an interest rate swap
with Barclays Bank PLC for the
obligation to receive a fixed rate
of 4.68% versus the three month
USD-LIBOR-BBA maturing
August 2026.	10,371,224	Aug-16/4.68	334,876

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	10,371,224	Aug-16/4.68	1,722,183

Option on an interest rate swap
with Barclays Bank PLC for the
obligation to receive a fixed rate
of 4.67% versus the three month
USD-LIBOR-BBA maturing
August 2026.	8,642,686	Jul-16/4.67	280,300

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing August 2026.	8,642,686	Jul-16/4.67	1,429,976

Option on an interest rate swap
with Barclays Bank PLC for the
obligation to receive a fixed rate
of 4.80% versus the three month
USD-LIBOR-BBA maturing
August 2026.	8,642,686	Jul-16/4.80	263,256

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing August 2026.	8,642,686	Jul-16/4.80	1,505,521

Option on an interest rate swap
with Barclays Bank PLC for the
obligation to receive a fixed rate
of 4.80% versus the three month
USD-LIBOR-BBA maturing
July 2026.	3,457,075	Jul-16/4.80	105,095

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	3,457,075	Jul-16/4.80	602,146

Option on an interest rate swap
with Barclays Bank PLC for the
obligation to receive a fixed rate
of 4.815% versus the three month
USD-LIBOR-BBA maturing
July 2026.	8,642,686	Jul-16/4.815	260,378

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.815% versus
the three month USD-LIBOR-BBA
maturing July 2026.	8,642,686	Jul-16/4.815	1,514,268

Putnam VT Diversified Income Fund 31

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap
with Barclays Bank PLC for the
obligation to receive a fixed rate
of 4.89% versus the three month
USD-LIBOR-BBA maturing
June 2021.	$2,749,676	Jun-16/4.89	$41,647

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.39% versus
the three month USD-LIBOR-BBA
maturing June 2021.	2,749,676	Jun-16/4.39	242,868

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 2025.	3,026,380	Feb-15/5.36	41,461

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 2025.	3,026,380	Feb-15/5.36	699,454

Option on an interest rate swap
with Barclays Bank PLC for the
obligation to receive a fixed rate
of 4.20% versus the three month
USD-LIBOR-BBA maturing
August 2024.	6,408,487	Aug-14/4.20	132,656

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.20% versus
the three month USD-LIBOR-BBA
maturing August 2024.	6,408,487	Aug-14/4.20	968,181

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.19% versus
the three month USD-LIBOR-BBA
maturing July 2024.	5,340,406	Jul-14/4.19	110,546

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.19% versus
the three month USD-LIBOR-BBA
maturing July 2024.	5,340,406	Jul-14/4.19	804,110

Option on an interest rate swap
with Barclays Bank PLC for the
obligation to receive a fixed rate
of 4.34% versus the three month
USD-LIBOR-BBA maturing
July 2024.	2,136,162	Jul-14/4.34	40,160

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing July 2024.	5,340,406	Jul-14/4.35	99,332

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.34% versus
the three month USD-LIBOR-BBA
maturing July 2024.	2,136,162	Jul-14/4.34	344,894

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing July 2024.	5,340,406	Jul-14/4.35	866,203

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap
with Barclays Bank PLC for the
obligation to receive a fixed rate
of 4.3725% versus the three
month USD-LIBOR-BBA maturing
July 2024.	$5,340,420	Jul-14/4.3725	$97,730

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.3725% versus
the three month USD-LIBOR-BBA
maturing July 2024.	5,340,420	Jul-14/4.3725	876,758

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 2.73% versus
the three month USD-LIBOR-BBA
August 2022.	8,124,000	Aug-12/2.73	101,079

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.73% versus
the three month USD-LIBOR-BBA
maturing August 2022.	8,124,000	Aug-12/2.73	490,121

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA
maturing June 2022.	1,562,000	Jun-12/2.183	40,128

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.111% versus
the three month USD-LIBOR-BBA
maturing April 2022.	2,360,000	Apr-12/2.111	45,642

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	12,604,000	Apr-12/2.4275	474,162

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.119% versus
the three month USD-LIBOR-BBA
maturing March 2022.	2,293,000	Mar-12/2.119	40,334

Option on an interest rate swap with
Citibank, N.A. for the obligation to
pay a fixed rate of 2.5625% versus
the three month USD-LIBOR-BBA
maturing October 2021.	7,859,000	Oct-16/2.5625	246,222

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.86% versus
the three month USD-LIBOR-BBA
maturing July 2026.	666,869	Jun-16/5.86	12,246

Option on an interest rate swap with
Citibank, N.A. for the obligation
to pay a fixed rate of 4.86% versus
the three month USD-LIBOR-BBA
maturing July 2026.	666,869	Jun-16/4.86	119,205

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.12% versus
the three month USD-LIBOR-BBA
maturing June 2021.	2,794,314	Jun-16/5.12	38,525

32 Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation
to pay a fixed rate of 4.12% versus
the three month USD-LIBOR-BBA
maturing June 2021.	$2,794,314	Jun-16/4.12	$219,999

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.705% versus
the three month USD-LIBOR-BBA
maturing May 2021.	21,718,479	May-16/4.705	349,016

Option on an interest rate swap with
Citibank, N.A. for the obligation to
pay a fixed rate of 4.705% versus
the three month USD-LIBOR-BBA
maturing May 2021.	21,718,479	May-16/4.705	2,177,820

Option on an interest rate swap with
Citibank, N.A. for the obligation to
pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	1,595,000	Jul-12/2.1714	41,693

Option on an interest rate swap with
Citibank, N.A. for the obligation to
pay a fixed rate of 2.6075% versus
the three month USD-LIBOR-BBA
maturing July 2022.	13,096,000	Jul-12/2.6075	676,277

Option on an interest rate swap with
Citibank, N.A. for the obligation
to pay a fixed rate of 2.111% versus
the three month USD-LIBOR-BBA
maturing April 2022.	2,360,000	Apr-12/2.111	45,642

Option on an interest rate swap with
Citibank, N.A. for the obligation to
pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	12,604,000	Apr-12/2.4275	474,162

Option on an interest rate swap with
Citibank, N.A. for the obligation to
pay a fixed rate of 2.4475% versus
the three month USD-LIBOR-BBA
maturing January 2022.	10,781,000	Jan-12/2.4475	400,083

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.11% versus
the three month USD-LIBOR-BBA
maturing June 2021.	12,679,200	May-16/5.11	174,757

Option on an interest rate swap with
Citibank, N.A. for the obligation
to pay a fixed rate of 4.11% versus
the three month USD-LIBOR-BBA
maturing June 2021.	12,679,200	May-16/4.11	993,897

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	1,595,000	Jul-12/2.1714	41,693

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.443% versus the three
month USD-LIBOR-BBA maturing
October 2022.	6,647,000	Oct-12/2.443	283,694

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.419% versus the three
month USD-LIBOR-BBA maturing
September 2022.	$6,647,000	Sep-12/2.419	$270,201

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.394% versus the three
month USD-LIBOR-BBA maturing
August 2022.	6,647,000	Aug-12/2.394	256,774

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.372% versus the three
month USD-LIBOR-BBA maturing
July 2022.	6,647,000	Jul-12/2.372	242,748

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.346% versus the three
month USD-LIBOR-BBA maturing
June 2022.	6,647,000	Jun-12/2.346	227,394

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.324% versus the three
month USD-LIBOR-BBA maturing
May 2022.	6,647,000	May-12/2.324	212,039

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.4275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	12,604,000	Apr-12/2.4275	474,162

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.6075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	13,096,000	Jul-12/2.6075	676,277

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.4475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	16,721,000	Aug-12/2.4475	701,948

Option on an interest rate swap
with Credit Suisse International
for the obligation to receive a fixed
rate of 2.855% versus the three
month USD-LIBOR-BBA maturing
August 2022.	36,175,500	Aug-12/2.855	370,292

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.855% versus the three
month USD-LIBOR-BBA maturing
August 2022.	36,175,500	Aug-12/2.855	2,513,474

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.7975% versus
the three month USD-LIBOR-BBA
maturing October 2021.	3,144,000	Oct-16/2.7975	115,542

Putnam VT Diversified Income Fund 33

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	$1,595,000	Jul-12/2.1714	$41,693

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA
maturing June 2022.	1,562,000	Jun-12/2.183	40,128

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.111% versus
the three month USD-LIBOR-BBA
maturing April 2022.	2,360,000	Apr-12/2.111	45,642

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA
maturing April 2022.	12,604,000	Apr-12/2.498	537,182

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	12,604,000	Apr-12/2.4275	474,162

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.119% versus
the three month USD-LIBOR-BBA
maturing March 2022.	2,293,000	Mar-12/2.119	40,334

Option on an interest rate swap
with Deutsche Bank AG for the
obligation to receive a fixed rate
of 4.60% versus the three month
USD-LIBOR-BBA maturing
June 2021.	12,421,759	May-16/4.60	211,766

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing June 2021.	12,421,759	May-16/4.60	1,217,332

Option on an interest rate swap
with Deutsche Bank AG for the
obligation to receive a fixed rate
of 4.765% versus the three month
USD-LIBOR-BBA maturing
May 2021.	24,622,547	May-16/4.765	388,101

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing May 2021.	24,622,547	May-16/4.765	2,585,367

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.6825% versus the three
month USD-LIBOR-BBA maturing
July 2022.	1,858,000	Jul-12/2.6825	105,943

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	1,595,000	Jul-12/2.1714	41,693

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.61875% versus the three
month USD-LIBOR-BBA maturing
July 2022.	$13,096,000	Jul-12/2.61875	$686,099

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.183% versus the three
month USD-LIBOR-BBA maturing
June 2022.	1,562,000	Jun-12/2.183	40,128

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.60% versus the three
month USD-LIBOR-BBA maturing
April 2022.	2,557,000	Apr-12/2.60	128,745

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.111% versus the three
month USD-LIBOR-BBA maturing
April 2022.	2,360,000	Apr-12/2.111	45,642

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.498% versus the three
month USD-LIBOR-BBA maturing
April 2022.	12,604,000	Apr-12/2.498	537,182

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.4275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	12,604,000	Apr-12/2.4275	474,162

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	2,293,000	Mar-12/2.119	40,334

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.52% versus the three
month USD-LIBOR-BBA maturing
January 2022.	2,444,000	Jan-12/2.52	106,094

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.46325% versus the three
month USD-LIBOR-BBA maturing
January 2022.	10,781,000	Jan-12/2.46325	415,069

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
June 2021.	12,483,891	May-16/4.86	190,654

34 Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 4.36% versus the three
month USD-LIBOR-BBA maturing
June 2021.	$12,483,891	May-16/4.36	$1,104,949

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.183% versus the three
month USD-LIBOR-BBA maturing
June 2022.	1,562,000	Jun-12/2.183	40,128

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	1,595,000	Jul-12/2.1714	41,693

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	2,293,000	Mar-12/2.119	40,334

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.111% versus the three
month USD-LIBOR-BBA maturing
April 2022.	2,360,000	Apr-12/2.111	45,642

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.575% versus the three
month USD-LIBOR-BBA maturing
June 2021.	2,732,218	Jun-16/4.575	47,273

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.575% versus the three
month USD-LIBOR-BBA maturing
June 2021.	2,732,218	Jun-16/4.575	264,858

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.36% versus the three
month USD-LIBOR-BBA maturing
July 2024.	3,000,602	Jul-14/4.36	53,849

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.36% versus the three
month USD-LIBOR-BBA maturing
July 2024.	3,000,602	Jul-14/4.36	500,764

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.82% versus the three
month USD-LIBOR-BBA maturing
September 2018.	3,985,000	Sep-13/4.82	557,621

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.82% versus the three
month USD-LIBOR-BBA maturing
September 2018.	$3,985,000	Sep-13/4.82	$6,854

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.79% versus the three
month USD-LIBOR-BBA maturing
July 2026.	4,856,047	Jul-16/4.79	147,876

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.79% versus the three
month USD-LIBOR-BBA maturing
July 2026.	4,856,047	Jul-16/4.79	864,745

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.29% versus the three
month USD-LIBOR-BBA maturing
July 2024.	5,330,527	Jul-14/4.29	100,198

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.29% versus the three
month USD-LIBOR-BBA maturing
July 2024.	5,330,527	Jul-14/4.29	861,962

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.8675% versus the three
month USD-LIBOR-BBA maturing
April 2022.	6,832,000	Apr-12/4.8675	27

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.8675% versus the three
month USD-LIBOR-BBA maturing
April 2022.	6,832,000	Apr-12/4.8675	1,729,043

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 2026.	7,555,398	Jun-16/4.815	220,232

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 2026.	7,555,398	Jun-16/4.815	1,367,111

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.74% versus the three
month USD-LIBOR-BBA maturing
July 2026.	8,626,698	Jul-16/4.74	268,497

Putnam VT Diversified Income Fund 35

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.74% versus the three
month USD-LIBOR-BBA maturing
July 2026.	$8,626,698	Jul-16/4.74	$1,508,197

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 2025.	9,586,860	Feb-15/5.27	131,791

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 2025.	9,586,860	Feb-15/5.27	2,211,315

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,916,600	Aug-15/4.375	536,627

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,916,600	Aug-15/4.375	3,443,926

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,916,600	Aug-15/4.46	505,509

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,916,600	Aug-15/4.46	3,584,613

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$52,214,729) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.453% versus the three
month USD-LIBOR-BBA maturing
January 2022.	$10,781,000	Jan-12/2.453	$405,473

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.4275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	12,604,000	Apr-12/2.4275	474,162

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 2022.	19,678,500	May-12/5.51	6,088,342

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 2022.	19,678,500	May-12/5.51	98

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 2025.	54,334,800	Sep-15/4.04	1,921,931

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 2025.	54,334,800	Sep-15/4.04	7,213,597

Option on an interest rate swap with
UBS AG for the obligation to pay a
fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing
January 2014.	CHF 21,550,000	Jan-12/0.722	287,746

Total			$79,558,248

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$14,351,000	$(294,554)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$142,621

22,280,000	1,433,718	8/16/21	4.765%	3 month	(4,463,135)
				USD-LIBOR-BBA

12,320,000	793,408	8/17/21	4.55%	3 month	(2,219,869)
				USD-LIBOR-BBA

13,021,000	840,506	8/19/21	4.475%	3 month	(2,251,361)
				USD-LIBOR-BBA

10,831,000	—	10/14/26	3 month USD-LIBOR-BBA	2.74%	551,633

881,000 E	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	14,105

14,507,000	—	12/15/21	3 month USD-LIBOR-BBA	2.192%	228,286

71,992,000	—	12/15/13	3 month USD-LIBOR-BBA	0.677%	(60,982)

303,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	849

36 Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
	$3,732,000	$—	1/3/22	2.0875%	3 month	$(17,578)
					USD-LIBOR-BBA

AUD	3,470,000	—	4/18/21	6.10%	6 month AUD-BBR-	(425,872)
					BBSW

Barclays Bank PLC
	$2,335,000	—	12/22/21	2.056%	3 month	(6,201)
					USD-LIBOR-BBA

	36,161,000	—	12/29/13	3 month USD-LIBOR-BBA	0.77875%	37,075

	5,803,000	—	12/29/21	3 month USD-LIBOR-BBA	2.193%	86,719

	3,732,000	—	1/3/22	2.087%	3 month	(17,391)
					USD-LIBOR-BBA

	4,665,000	—	1/3/22	2.055%	3 month	(7,977)
					USD-LIBOR-BBA

	14,351,000	(104,762)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(10,061)

	46,670,300	(165,454)	9/21/16	3 month USD-LIBOR-BBA	1.23%	109,594

	32,899,571	435,919	12/16/16	2.28%	3 month	(1,273,651)
					USD-LIBOR-BBA

	13,338,424	(642,912)	12/16/41	3 month USD-LIBOR-BBA	4.12%	3,675,002

	17,519,000	(30,658)	1/3/14	0.6075%	3 month	11,212
					USD-LIBOR-BBA

	11,843,800	—	3/10/18	3.06%	3 month	(1,216,062)
					USD-LIBOR-BBA

	2,037,000 E	—	4/11/22	2.265%	3 month	(29,577)
					USD-LIBOR-BBA

	43,306,515	—	10/7/18	3 month USD-LIBOR-BBA	1.73%	494,139

	6,221,923	30,487	10/11/16	1.97%	3 month	(219,864)
					USD-LIBOR-BBA

	2,899,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	85,086

	12,822,700	(16,933)	3/30/31	4.17%	3 month	(3,514,692)
					USD-LIBOR-BBA

	95,510,300	225,573	7/22/20	3 month USD-LIBOR-BBA	2.86%	8,975,766

	556,000	—	12/13/21	3 month USD-LIBOR-BBA	2.19%	8,723

	4,635,000	(63,731)	12/13/21	3 month USD-LIBOR-BBA	2.19%	8,988

	9,740,000	—	11/14/16	3 month USD-LIBOR-BBA	1.309%	61,218

	3,089,000	—	12/7/41	2.717%	3 month	(79,358)
					USD-LIBOR-BBA

	3,461,000	—	12/8/13	3 month USD-LIBOR-BBA	0.694%	(1,541)

	21,948,000	—	12/8/41	3 month USD-LIBOR-BBA	2.76%	763,238

	133,133,000	—	12/9/13	0.6685%	3 month	127,338
					USD-LIBOR-BBA

	83,235,000	—	12/12/13	0.63375%	3 month	138,630
					USD-LIBOR-BBA

	9,144,000	—	12/12/21	2.17%	3 month	(127,058)
					USD-LIBOR-BBA

	4,500,000	—	12/12/41	3 month USD-LIBOR-BBA	2.752%	147,746

	3,757,000	—	12/12/21	2.12%	3 month	(34,861)
					USD-LIBOR-BBA

	29,239,000	—	12/13/13	0.64375%	3 month	43,100
					USD-LIBOR-BBA

	5,705,000	—	12/13/21	2.128%	3 month	(56,868)
					USD-LIBOR-BBA

	104,707,000	—	12/16/21	2.1005%	3 month	(753,735)
					USD-LIBOR-BBA

	303,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	849

	147,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(27)

Putnam VT Diversified Income Fund 37

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$4,330,000	$—	12/22/13	0.7375%	3 month	$(1,066)
					USD-LIBOR-BBA

AUD	5,540,000	—	10/13/21	5.0575%	6 month AUD-BBR-	(213,812)
					BBSW

AUD	23,920,000	—	3/21/16	5.57%	6 month AUD-BBR-	(1,344,173)
					BBSW

AUD	18,180,000	—	3/21/21	6 month AUD-BBR-BBSW	5.88%	1,903,466

AUD	2,110,000	—	11/11/21	4.805%	6 month AUD-BBR-	(40,606)
					BBSW

AUD	2,025,000	—	11/14/21	4.84875%	6 month AUD-BBR-	(43,305)
					BBSW

AUD	3,700,000	—	11/21/21	6 month AUD-BBR-BBSW	4.76%	58,179

AUD	8,030,000	—	11/23/16	6 month AUD-BBR-BBSW	4.30%	12,037

AUD	5,350,000	—	4/21/21	6.0675%	6 month AUD-BBR-	(641,159)
					BBSW

GBP	8,360,000	—	8/8/21	2.9785%	6 month	(947,830)
					GBP-LIBOR-BBA

GBP	3,732,000	—	8/15/31	3.60%	6 month	(760,208)
					GBP-LIBOR-BBA

GBP	12,640,000 E	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,756,682

Citibank, N.A.
	$7,502,400	(159,373)	9/26/26	3 month USD-LIBOR-BBA	2.52%	24,408

	4,862,978	(228,317)	12/9/41	3 month USD-LIBOR-BBA	4.1175%	1,346,273

	3,457,000	—	9/30/18	3 month USD-LIBOR-BBA	1.73625%	45,967

	23,379,000	—	10/3/20	2.04%	3 month	(373,980)
					USD-LIBOR-BBA

	1,469,000	—	10/3/41	2.804%	3 month	(71,385)
					USD-LIBOR-BBA

	1,155,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	8,813

	24,066,000	1,514,353	7/26/21	4.52%	3 month	(4,348,821)
					USD-LIBOR-BBA

	2,899,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	85,086

	148,000	—	8/8/41	3.5825%	3 month	(32,635)
					USD-LIBOR-BBA

	2,657,000	—	8/8/41	3.517%	3 month	(548,495)
					USD-LIBOR-BBA

	24,640,000	1,588,048	8/17/21	4.49%	3 month	(4,301,179)
					USD-LIBOR-BBA

	12,379,911	160,320	12/9/16	2.225%	3 month	(454,154)
					USD-LIBOR-BBA

	17,232,000	—	12/15/13	0.681%	3 month	13,187
					USD-LIBOR-BBA

	14,764,000	—	12/19/21	3 month USD-LIBOR-BBA	2.0805%	75,467

	240,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(43)

	3,732,000	—	1/3/22	2.0875%	3 month	(17,578)
					USD-LIBOR-BBA

Credit Suisse International
	93,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(17)

	20,844,000	—	12/23/13	3 month USD-LIBOR-BBA	0.73125%	2,286

	9,751,000	—	12/23/21	3 month USD-LIBOR-BBA	2.07875%	45,724

	8,172,000	—	12/23/41	2.66125%	3 month	(104,427)
					USD-LIBOR-BBA

	9,338,000	—	12/28/21	3 month USD-LIBOR-BBA	2.129%	83,703

	5,135,000	—	12/29/21	3 month USD-LIBOR-BBA	2.123%	43,545

38 Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$3,732,000	$—	1/3/22	2.087%	3 month	$(17,391)
					USD-LIBOR-BBA

	2,681,000	—	9/16/21	3 month USD-LIBOR-BBA	2.20375%	64,990

	100,319,900	(199,512)	3/14/20	3 month USD-LIBOR-BBA	3.42%	13,201,546

	2,899,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	85,086

	41,477,100	(8,486)	2/24/15	2.04%	3 month	(1,815,083)
					USD-LIBOR-BBA

	920,000	293	2/24/19	3 month USD-LIBOR-BBA	3.35%	116,339

	8,833,000	—	11/8/16	3 month USD-LIBOR-BBA	1.239%	27,981

	1,348,200	(65,320)	11/16/41	3 month USD-LIBOR-BBA	3.425%	174,919

	620,000	—	8/18/41	3 month USD-LIBOR-BBA	3.3688%	107,775

	817,000	—	8/24/41	3.0775%	3 month	(90,545)
					USD-LIBOR-BBA

	1,438,000 E	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	32,758

	13,918,500	—	8/31/41	3 month USD-LIBOR-BBA	3.264%	2,106,357

	3,439,000	—	9/14/41	2.944%	3 month	(277,832)
					USD-LIBOR-BBA

	5,979,000	—	12/5/41	3 month USD-LIBOR-BBA	2.81%	272,846

	6,051,000	—	12/5/41	3 month USD-LIBOR-BBA	2.795%	256,824

	3,108,000	—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	126,286

	24,058,000	—	12/13/13	0.6425%	3 month	36,199
					USD-LIBOR-BBA

	20,047,000	—	12/14/13	3 month USD-LIBOR-BBA	0.665%	(21,605)

	29,900,000	—	12/15/13	3 month USD-LIBOR-BBA	0.675%	(26,550)

	36,818,000	—	12/16/21	2.0895%	3 month	(227,312)
					USD-LIBOR-BBA

GBP	8,363,000	—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	859,363

MXN	46,690,000	—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	76,880

Deutsche Bank AG
	$9,915,000	—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(14,059)

	75,376,620	—	10/7/14	3 month USD-LIBOR-BBA	0.792%	67,959

	8,018,700	—	10/7/17	3 month USD-LIBOR-BBA	1.532%	79,451

	585,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	4,077

	5,345,800	—	10/7/17	3 month USD-LIBOR-BBA	1.529%	52,021

	52,930,185	—	10/7/18	3 month USD-LIBOR-BBA	1.7265%	591,341

	2,899,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	85,086

	2,355,000 E	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	84,191

	3,053,713	—	8/8/20	2.547%	3 month	(194,952)
					USD-LIBOR-BBA

	742,000 E	—	1/11/22	3 month USD-LIBOR-BBA	2.215%	11,842

	7,262,000	—	12/2/21	2.2315%	3 month	(147,396)
					USD-LIBOR-BBA

	2,108,000	—	12/8/21	3 month USD-LIBOR-BBA	2.22%	39,651

	411,000	—	12/13/21	2.111%	3 month	(3,452)
					USD-LIBOR-BBA

	7,600,000	—	12/14/41	2.7575%	3 month	(257,415)
					USD-LIBOR-BBA

	14,148,000	—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(15,103)

	1,850,000	—	12/15/41	2.7825%	3 month	(72,388)
					USD-LIBOR-BBA

	4,572,000	—	12/15/21	2.10%	3 month	(33,080)
					USD-LIBOR-BBA

	2,430,000	—	12/16/21	2.0615%	3 month	(8,729)
					USD-LIBOR-BBA

Putnam VT Diversified Income Fund 39

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$303,000	$—	12/20/21	3 month USD-LIBOR-BBA	2.056%	$849

	33,975,000	—	12/21/13	0.735%	3 month	(6,827)
					USD-LIBOR-BBA

	108,599,000	—	12/21/16	1.257%	3 month	(199,380)
					USD-LIBOR-BBA

	11,314,000	—	12/21/16	3 month USD-LIBOR-BBA	1.246%	14,628

	240,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(43)

	25,717,000	—	1/3/14	0.773%	3 month	(22,888)
					USD-LIBOR-BBA

EUR	32,270,000	—	12/23/20	3.325%	6 month	(3,579,075)
					EUR-EURIBOR-
					REUTERS

MXN	46,690,000	—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	89,735

Goldman Sachs International
	$303,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	849

	240,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(43)

	26,279,000	(63,891)	11/17/14	0.715%	3 month	(3,500)
					USD-LIBOR-BBA

	26,279,000	(80,151)	12/19/14	0.745%	3 month	(21,717)
					USD-LIBOR-BBA

	110,730,000	—	6/8/18	2.52375%	3 month	(6,883,408)
					USD-LIBOR-BBA

	35,581,000	(62,267)	12/21/13	0.53%	3 month	75,646
					USD-LIBOR-BBA

	35,581,000	(62,267)	12/23/13	0.476%	3 month	114,109
					USD-LIBOR-BBA

	17,790,000	(30,910)	1/4/14	0.61%	3 month	11,074
					USD-LIBOR-BBA

	26,040,000	—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	12,441

	2,899,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	85,086

	2,355,000 E	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	84,191

	39,468,000 E	—	2/7/17	1.35%	3 month	(160,635)
					USD-LIBOR-BBA

	63,958,700	(182,815)	5/9/20	3 month USD-LIBOR-BBA	3.15%	6,653,742

	12,063,000	—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	89,644

	15,744,000	—	11/30/21	3 month USD-LIBOR-BBA	2.2475%	345,115

	123,983,000	—	12/5/13	0.661%	3 month	129,937
					USD-LIBOR-BBA

	29,068,000	—	12/5/41	2.8137%	3 month	(1,349,531)
					USD-LIBOR-BBA

	15,011,000	—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	679,784

	5,052,000	—	12/6/41	2.76625%	3 month	(183,082)
					USD-LIBOR-BBA

	3,107,727	—	12/6/41	2.7375%	3 month	(93,634)
					USD-LIBOR-BBA

	38,642,000	—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(23,730)

	3,126,000	—	12/9/41	2.7875%	3 month	(126,817)
					USD-LIBOR-BBA

	12,490,158	(162,684)	11/30/16	3 month USD-LIBOR-BBA	2.31%	514,710

	5,683,000	—	12/9/41	3 month USD-LIBOR-BBA	2.773%	212,997

	10,030,000	—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(7,078)

	5,035,000	—	12/15/21	2.10%	3 month	(36,430)
					USD-LIBOR-BBA

	4,657,000	—	12/16/14	3 month USD-LIBOR-BBA	0.822%	586

	428,000	—	12/19/21	2.075%	3 month	(1,973)
					USD-LIBOR-BBA

40 Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	14,500,000	$—	9/29/13	1.47%	6 month	$(40,070)
					EUR-EURIBOR-
					REUTERS

EUR	29,000,000	—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	694,909

GBP	7,176,000 E	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	360,408

GBP	3,732,000	—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	293,251

GBP	6,786,000 E	—	9/23/31	3.99%	6 month	(290,340)
					GBP-LIBOR-BBA

GBP	6,515,000 E	—	8/9/31	4.605%	6 month	(708,347)
					GBP-LIBOR-BBA

GBP	6,515,000 E	—	8/10/31	4.5175%	6 month	(647,235)
					GBP-LIBOR-BBA

JPMorgan Chase Bank, N.A.
	$7,580,000	—	12/19/16	1.25625%	3 month	(14,454)
					USD-LIBOR-BBA

	303,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	849

	240,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(43)

	2,335,000	—	12/22/21	2.056%	3 month	(6,201)
					USD-LIBOR-BBA

	15,444,000	—	12/29/13	3 month USD-LIBOR-BBA	0.754%	8,091

	3,732,000	—	1/3/22	2.0885%	3 month	(17,914)
					USD-LIBOR-BBA

	2,899,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	85,086

	62,555,100	(44,668)	8/19/16	3 month USD-LIBOR-BBA	1.19%	301,093

	25,661,000	1,608,303	7/26/21	4.46%	3 month	(4,500,313)
					USD-LIBOR-BBA

	25,661,000	1,611,511	7/26/21	4.525%	3 month	(4,652,351)
					USD-LIBOR-BBA

	38,491,500	2,435,837	7/27/21	4.745%	3 month	(7,744,932)
					USD-LIBOR-BBA

	5,579,000	—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	24,956

	4,211,000	(57,270)	12/14/21	3 month USD-LIBOR-BBA	2.245%	29,891

	5,848,000	—	11/22/16	3 month USD-LIBOR-BBA	1.348%	45,312

	3,946,000	—	11/23/16	1.32%	3 month	(24,927)
					USD-LIBOR-BBA

	62,913,000	—	12/1/21	3 month USD-LIBOR-BBA	2.182%	993,055

	2,660,000	—	12/2/13	0.745%	3 month	(1,584)
					USD-LIBOR-BBA

	12,423,000	—	12/5/21	3 month USD-LIBOR-BBA	2.288%	314,265

	13,779,000	—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	320,793

	1,552,000	—	12/6/41	2.812%	3 month	(71,394)
					USD-LIBOR-BBA

	82,131,000	—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(23,445)

	5,268,000	—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	220,049

	6,215,000	—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	232,458

	70,464,000	—	12/12/13	0.659%	3 month	81,893
					USD-LIBOR-BBA

	2,201,030	—	12/14/21	2.143%	3 month	(24,828)
					USD-LIBOR-BBA

	9,851,000	—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(12,678)

CAD	4,790,000	—	9/21/21	2.3911%	3 month CAD-BA-	(100,997)
					CDOR

EUR	7,750,000	—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	57,573

EUR	18,980,000	—	12/16/13	0.52%	1 month EUR-EONIA-	(33,655)
					OIS-COMPOUND

Putnam VT Diversified Income Fund 41

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	424,200,000 E	$—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	$224,583

JPY	570,400,000 E	—	7/28/39	2.40%	6 month	(123,291)
					JPY-LIBOR-BBA

MXN	122,210,000	—	12/9/16	1 month MXN-TIIE-BANXICO	5.76%	(31,627)

MXN	26,419,000	—	9/11/20	6.82%	1 month MXN-TIIE-	(33,775)
					BANXICO

MXN	34,163,000	—	9/14/20	6.82%	1 month MXN-TIIE-	(41,863)
					BANXICO

MXN	6,670,000	—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	14,654

MXN	34,260,000	—	7/30/20	6.3833%	1 month MXN-TIIE-	32,496
					BANXICO

MXN	91,248,000	—	7/30/20	6.3833%	1 month MXN-TIIE-	86,550
					BANXICO

MXN	34,260,000	—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	8,347

MXN	51,780,000	—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	43,111

UBS AG
AUD	8,345,000	—	9/27/21	6 month AUD-BBR-BBSW	4.79%	142,467

AUD	7,457,000	—	9/27/16	4.46%	6 month AUD-BBR-	(64,245)
					BBSW

CHF	38,072,000	—	5/23/13	0.7625%	6 month	(599,083)
					CHF-LIBOR-BBA

Total						$(13,255,098)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11
		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Bank of America, N.A.
$4,114,594	1/12/40	5.00% (1 month	Synthetic TRS Index	$(34,901)
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

Barclays Bank PLC
908,071	1/12/40	5.00% (1 month	Synthetic MBX Index	4,089
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

6,075,129	1/12/38	(6.50%) 1 month	Synthetic TRS Index	41,027
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

1,746,291	1/12/40	5.00% (1 month	Synthetic MBX Index	7,863
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

1,335,217	1/12/41	5.00% (1 month	Synthetic MBX Index	7,054
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

7,381,520	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(50,573)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

6,036,128	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(41,355)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

4,394,541	1/12/41	5.00% (1 month	Synthetic MBX Index	23,217
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

1,777,539	1/12/40	4.00% (1 month	Synthetic MBX Index	12,632
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

42 Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$207,353	1/12/40	4.00% (1 month	Synthetic TRS Index	$(2,126)
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

7,240,000	4/7/16	(2.63%)	USA Non Revised	(234,069)
			Consumer Price Index-
			Urban (CPI-U)

4,114,594	1/12/40	(5.00%) 1 month	Synthetic TRS Index	34,901
		USD-LIBOR	5.00% 30 year Fannie
			Mae pools

5,188,410	1/12/41	4.50% (1 month	Synthetic TRS Index	(29,159)
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

2,934,702	1/12/41	3.50% (1 month	Synthetic MBX Index	26,049
		USD-LIBOR)	3.50% 30 year Fannie
			Mae pools

1,305,970	1/12/41	3.50% (1 month	Synthetic MBX Index	11,592
		USD-LIBOR)	3.50% 30 year Fannie
			Mae pools

2,086,688	1/12/41	5.00% (1 month	Synthetic TRS Index	(8,579)
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

2,888,888	1/12/41	4.50% (1 month	Synthetic TRS Index	(16,236)
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

4,110,890	1/12/41	5.00% (1 month	Synthetic MBX Index	21,718
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

4,708,191	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(32,257)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

3,957,122	1/12/40	4.00% (1 month	Synthetic MBX Index	28,120
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

10,637,406	1/12/40	5.00% (1 month	Synthetic TRS Index	(90,228)
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

1,388,484	1/12/38	6.50% (1 month	Synthetic TRS Index	(9,377)
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

2,547,600	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(17,454)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

6,617,743	1/12/40	4.50% (1 month	Synthetic MBX Index	33,296
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

18,828,698	1/12/41	5.00% (1 month	Synthetic MBX Index	99,474
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

3,899,590	1/12/41	5.00% (1 month	Synthetic MBX Index	20,602
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

795,643	1/12/40	5.00% (1 month	Synthetic MBX Index	3,582
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

2,579,854	1/12/40	5.00% (1 month	Synthetic MBX Index	11,616
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

1,870,693	1/12/40	5.00% (1 month	Synthetic MBX Index	8,423
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

Putnam VT Diversified Income Fund 43

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

			Fixed payments	Total return	Unrealized
	Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
	Notional amount	date	fund per annum	paid by fund	(depreciation)

	Barclays Bank PLC cont.
	$111,275	1/12/38	(6.50%) 1 month	Synthetic TRS Index	$751
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

	7,434,548	1/12/41	5.00% (1 month	Synthetic TRS Index	(49,159)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

	Citibank, N.A.
	2,501,888	1/12/41	5.00% (1 month	Synthetic MBX Index	13,218
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	5,755,246	1/12/41	5.00% (1 month	Synthetic MBX Index	30,405
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	3,915,212	1/12/41	5.00% (1 month	Synthetic MBX Index	20,684
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	Credit Suisse International
	1,106,717	1/12/41	4.50% (1 month	Synthetic MBX Index	5,387
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

	1,644,356	1/12/41	5.00% (1 month	Synthetic MBX Index	8,687
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	1,197,457	1/12/40	5.00% (1 month	Synthetic TRS Index	(10,157)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	3,000,064	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(20,554)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

	Deutsche Bank AG
	3,000,064	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(20,554)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

	Goldman Sachs International
	4,140,000	3/1/16	2.47%	USA Non Revised	92,819
				Consumer Price Index-
				Urban (CPI-U)

	3,105,000	3/3/16	2.45%	USA Non Revised	66,574
				Consumer Price Index-
				Urban (CPI-U)

	4,980,996	1/12/39	(6.00%) 1 month	Synthetic TRS Index	41,163
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

EUR	7,562,000	10/18/13	(1.7775%)	Eurostat Eurozone HICP	(78,688)
				excluding tobacco

Total					$(70,483)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/11

						Fixed payments	Unrealized
Swap counterparty/		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Ford Motor Credit Co., 7%, 10/1/13	Ba1	$—		$1,020,000	3/20/12	285 bp	$4,826

Credit Suisse International
Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(23,679)		2,660,000	12/20/19	(100 bp)	413,882

Deutsche Bank AG
Russian Federation, 7 1/2%, 3/31/30	—	—		187,500	4/20/13	(112 bp)	1,155

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	405,000	9/20/13	715 bp	43,946

44 Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/11 cont.

						Fixed payments	Unrealized
Swap counterparty/		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Deutsche Bank AG cont.
Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	$—	EUR	375,000	9/20/13	477 bp	$19,482

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	375,000	9/20/13	535 bp	24,313

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 17 Version 1 Index	B+/P	354,968		$3,500,560	12/20/16	500 bp	114,852

Republic of Argentina, 8.28%, 12/31/33	B3	—		520,000	6/20/14	235 bp	(63,085)

Republic of Italy, 6 7/8%, 9/27/23	—	(1,243,706)		4,696,000	12/20/21	(100 bp)	(128,844)

Republic of Italy, 6 7/8%, 9/27/23	A2	1,041,140		11,858,000	12/20/13	100 bp	171,514

Russian Federation, 7 1/2%, 3/31/30	Baa1	—		95,000	9/20/13	276 bp	1,957

Morgan Stanley Capital Services, Inc.
Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		680,000	10/20/12	339 bp	(557)

Total							$603,441

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2011. Securities rated by Putnam are indicated by “/P.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$—	$—	$307

Energy	28,152	—	2,627

Total common stocks	28,152	—	2,934

Asset-backed securities	—	37,478,296	—

Convertible bonds and notes	—	522,534	—

Convertible preferred stocks	—	326,516	—

Corporate bonds and notes	—	145,597,602	2,488

Foreign government and agency bonds and notes	—	30,934,237	—

Mortgage-backed securities	—	100,732,385	160,712

Preferred stocks	—	440,114	—

Purchased options outstanding	—	28,152,466	—

Senior loans	—	9,472,053	625,275

U.S. Government and agency mortgage obligations	—	37,198,679	—

U.S. Treasury obligations	—	2,280,682	—

Warrants	—	644	13,242

Short-term investments	58,589,311	117,092,058	—

Totals by level	$58,617,463	$510,228,266	$804,651

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,294,949	$—

Futures contracts	1,046,847	—	—

Written options	—	(79,558,248)	—

Interest rate swap contracts	—	(23,206,439)	—

Total return swap contracts	—	(70,483)	—

Credit default contracts	—	474,718	—

Totals by level	$1,046,847	$(101,065,503)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 45

Statement of assets and liabilities
12/31/11

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $518,361,535)	$511,061,069

Affiliated issuers (identified cost $58,589,311) (Note 6)	58,589,311

Cash	217,508

Interest and other receivables	4,631,639

Receivable for investments sold	358,432

Unrealized appreciation on swap contracts (Note 1)	54,980,641

Premium paid on swap contracts (Note 1)	3,994,320

Receivable for variation margin (Note 1)	21,661

Unrealized appreciation on forward currency contracts (Note 1)	3,077,791

Total assets	636,932,372

Liabilities

Payable to custodian	167,886

Payable for investments purchased	635,603

Payable for purchases of delayed delivery securities (Note 1)	33,657,596

Payable for shares of the fund repurchased	184,573

Payable for compensation of Manager (Note 2)	207,139

Payable for investor servicing fees (Note 2)	36,418

Payable for custodian fees (Note 2)	56,751

Payable for Trustee compensation and expenses (Note 2)	116,034

Payable for administrative services (Note 2)	1,088

Payable for distribution fees (Note 2)	64,175

Unrealized depreciation on forward currency contracts (Note 1)	1,782,842

Written options outstanding, at value (premiums received $52,214,729) (Notes 1 and 3)	79,558,248

Premium received on swap contracts (Note 1)	14,074,384

Unrealized depreciation on swap contracts (Note 1)	67,702,781

Collateral on certain derivative contracts, at value (Note 1)	2,422,682

Other accrued expenses	192,346

Total liabilities	200,860,546

Net assets	$436,071,826

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 8)	$519,579,457

Undistributed net investment income (Note 1)	23,004,840

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(61,451,371)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(45,061,100)

Total — Representing net assets applicable to capital shares outstanding	$436,071,826

Computation of net asset value Class IA

Net assets	$134,506,954

Number of shares outstanding	19,564,456

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.88

Computation of net asset value Class IB

Net assets	$301,564,872

Number of shares outstanding	43,914,323

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.87

The accompanying notes are an integral part of these financial statements.

46 Putnam VT Diversified Income Fund

Statement of operations
Year ended 12/31/11

Investment income

Interest (net of foreign tax of $90,930) (including interest income of $56,660 from investments in affiliated issuers) (Note 6)	$31,188,733

Dividends	56,795

Total investment income	31,245,528

Expenses

Compensation of Manager (Note 2)	2,734,500

Investor servicing fees (Note 2)	496,294

Custodian fees (Note 2)	147,808

Trustee compensation and expenses (Note 2)	38,057

Administrative services (Note 2)	14,609

Distribution fees — Class IB (Note 2)	856,027

Other	326,061

Total expenses	4,613,356

Expense reduction (Note 2)	(947)

Net expenses	4,612,409

Net investment income	26,633,119

Net realized gain on investments (Notes 1 and 3)	8,878,343

Net realized loss on swap contracts (Note 1)	(757,307)

Net realized gain on futures contracts (Note 1)	4,519,432

Net realized loss on foreign currency transactions (Note 1)	(8,208,045)

Net realized gain on written options (Notes 1 and 3)	16,702,125

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	1,786,300

Net unrealized depreciation of investments, futures contracts, swap contracts and written options during the year	(64,265,563)

Net loss on investments	(41,344,715)

Net decrease in net assets resulting from operations	$(14,711,596)

Statement of changes in net assets

	Year ended	Year ended
	12/31/11	12/31/10

Increase (decrease) in net assets

Operations:

Net investment income	$26,633,119	$48,697,420

Net realized gain on investments and foreign currency transactions	21,134,548	26,421,589

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(62,479,263)	(11,424,242)

Net increase (decrease) in net assets resulting from operations	(14,711,596)	63,694,767

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(15,529,518)	(24,120,212)

Class IB	(33,930,534)	(51,004,689)

Increase in capital from settlement payments (Note 8)	617	—

Increase (decrease) from capital share transactions (Note 4)	(25,385,940)	20,164,900

Total increase (decrease) in net assets	(89,556,971)	8,734,766

Net assets:

Beginning of year	525,628,797	516,894,031

End of year (including undistributed net investment income of $23,004,840 and $49,705,538, respectively)	$436,071,826	$525,628,797

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 47

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Period ended

Class IA

12/31/11	$7.85	.41	(.60)	(.19)	(.78)	(.78)	—[f,g]	$6.88	(3.17)	$134,507.76		.76	5.55	155

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74[h]	.74[h]	9.41	115

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77[i,j]	.73[i]	9.07[i]	168

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	—[f,k]	5.72	(31.07)	127,770	.74[i]	.74[i]	6.19[i]	198

12/31/07	8.89	.46	(.09)	.37	(.45)	(.45)	—	8.81	4.31	248,629	.75[i]	.75[i]	5.25[i]	79

Class IB

12/31/11	$7.84	.39	(.60)	(.21)	(.76)	(.76)	—[f,g]	$6.87	(3.43)	$301,565	1.01	1.01	5.30	155

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99 [h]	.99 [h]	9.13	115

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02[i,j]	.98[i]	8.95[i]	168

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	—[f,k]	5.68	(30.82)	173,632	.99[i]	.99[i]	5.71[i]	198

12/31/07	8.78	.43	(.08)	.35	(.43)	(.43)	—	8.70	4.13	225,160	1.00 [i]	1.00 [i]	5.02[i]	79

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA roll transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.13%
12/31/08	0.13
12/31/07	0.08

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

48 Putnam VT Diversified Income Fund

Notes to financial statements 12/31/11

Note 1 — Significant accounting policies

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide that are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate-to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding to buy or sell investments. The fund may invest in higher-yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through December 31, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as signifi-cant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Putnam VT Diversified Income Fund 49

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctua-tions, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

G) Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as coun-terparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average number of contracts of approximately 2,000 on futures contracts for the reporting period.

H) Options contracts The fund uses options contracts to hedge duration and convexity, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $812,600,000 on purchased options contracts for the reporting period.

I) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $270,600,000 on forward currency contracts for the reporting period.

J) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors/industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $207,200,000 on total return swap contracts for the reporting period.

K) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

50 Putnam VT Diversified Income Fund

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $4,130,500,000 on interest rate swap contracts for the reporting period.

L) Credit default contracts The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $17,600,000 on credit default swap contracts for the reporting period.

M) Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $18,037,386 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $93,676,844 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $93,018,962.

N) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

O) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

P) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Q) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the

Putnam VT Diversified Income Fund 51

committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

R) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2011, the fund had a capital loss carryover of $53,777,959 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$19,548,323	$—	$19,548,323	12/31/16

34,229,636	—	34,229,636	12/31/17

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

S) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of foreign currency gains and losses, realized gains and losses on certain futures contracts, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $3,873,765 to decrease undistributed net investment income and $470,212 to increase paid-in-capital, with a decrease to accumulated net realized losses of $3,403,553.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$20,058,834
Unrealized depreciation	(34,794,418)

Net unrealized depreciation	(14,735,584)
Undistributed ordinary income	24,556,501
Capital loss carryforward	(53,777,959)

Cost for federal income tax purposes	$584,385,964

T) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

U) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 59.1% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $947 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $336, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31,

52 Putnam VT Diversified Income Fund

2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $632,310,964 and $733,617,485, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $3,066,250 and $3,068,125, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	USD	827,199,480	$45,853,125

	CHF	43,100,000	$44,971

Options opened	USD	1,129,009,015	40,155,275

	CHF	43,100,000	49,141

Options exercised	USD	(779,729,463)	(32,777,564)

	CHF	—	—

Options expired	USD	—	—

	CHF	—	—

Options closed	USD	(106,340,530)	(1,045,038)

	CHF	(64,650,000)	(65,181)

Written options outstanding at the
end of the reporting period	USD	1,070,138,502	$52,185,798

	CHF	21,550,000	$28,931

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/11		Year ended 12/31/10		Year ended 12/31/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	379,163	$2,805,090	474,040	$3,619,075	4,774,050	$35,812,775	7,273,024	$55,667,442

Shares issued in connection with
reinvestment of distributions	2,101,423	15,529,518	3,350,029	24,120,212	4,585,207	33,930,534	7,083,985	51,004,689

	2,480,586	18,334,608	3,824,069	27,739,287	9,359,257	69,743,309	14,357,009	106,672,131

Shares repurchased	(3,752,195)	(27,557,768)	(3,697,498)	(28,465,572)	(11,645,108)	(85,906,089)	(11,235,206)	(85,780,946)

Net increase (decrease)	(1,271,609)	$(9,223,160)	126,571	$(726,285)	(2,285,851)	$(16,162,780)	3,121,803	$20,891,185

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$1,648,102	Payables	$1,173,384

Foreign exchange contracts	Receivables	3,077,791	Payables	1,782,842

Equity contracts	Investments	13,886	Payables	—

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation (depreciation)	86,479,555*	appreciation/(depreciation)	160,115,412*

Total		$91,219,334		$163,071,638

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(511,831)	$(511,831)

Foreign exchange contracts	—	—	(9,322,493)	—	$(9,322,493)

Interest rate contracts	10,131,353	4,519,432	—	(245,476)	$14,405,309

Total	$10,131,353	$4,519,432	$(9,322,493)	$(757,307)	$4,570,985

Putnam VT Diversified Income Fund 53

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$348,928	$348,928

Foreign exchange contracts	—	—	—	1,827,407	—	$1,827,407

Equity contracts	—	(7,752)	—	—	—	$(7,752)

Interest rate contracts	(30,464,308)	—	3,265,407	—	(3,871,115)	$(31,070,016)

Total	$(30,464,308)	$(7,752)	$3,265,407	$1,827,407	$(3,522,187)	$(28,901,433)

† For the reporting period, the transaction volume for warrants was minimal.

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $56,660 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $373,293,575 and $336,312,667, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $481 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $136 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. Putnam Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the fund’s financial statements.

Note 10 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

54 Putnam VT Diversified Income Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships
Independent Trustees			
	**Ravi Akhoury** Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	Jacob Ballas Capital India, a non-banking finance company focused on private equity advisory services; RAGE Frameworks, Inc., a private software company
	**Barbara M. Baumann** Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Denver.	SM Energy Company, a domestic exploration and production company; UniSource Energy Corporation, an Arizona utility; CVR Energy, a petroleum refiner and fertilizer manufacturer
	**Jameson A. Baxter** Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None
	**Charles B. Curtis** Born 1940 Trustee since 2001	Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Senior Advisor to the Center for Strategic and International Studies. Member of the Council on Foreign Relations.	Edison International; Southern California Edison
	**Robert J. Darretta** Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company
	**John A. Hill** Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company
	**Paul L. Joskow** Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	TransCanada Corporation, an energy company focused on natural gas transmission and power services; Exelon Corporation, an energy company focused on power services
	**Elizabeth T. Kennan** Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system
	**Kenneth R. Leibler** Born 1949 Trustee since 2006	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global communications and advertising firm.	Northeast Utilities, which operates New England's largest energy delivery system
	**Robert E. Patterson** Born 1945 Trustee since 1984	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin Diabetes Center.	None

Putnam VT Diversified Income Fund 55

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2011, there were 108 Putnam funds. All Trustees serve as Trustees of all Putnam funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President
Compliance Liaison	Since 2004
Since 2004	Director of Trustee Relations, Putnam Investments and
Putnam Management
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Judith Cohen (Born 1945)
Since 2002	Vice President, Clerk and Assistant Treasurer
Chief of Operations, Putnam Investments and Putnam Management	Since 1993

Janet C. Smith (Born 1965)	Michael Higgins (Born 1976)
Vice President, Assistant Treasurer and Principal Accounting Officer	Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2007	Since 2010
Director of Fund Administration Services, Putnam Investments and	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Chief Compliance Officer, Putnam Investments, Putnam Management,	Since 2000
and Putnam Retail Management
Susan G. Malloy (Born 1957)
Mark C. Trenchard (Born 1962)	Vice President and Assistant Treasurer
Vice President and BSA Compliance Officer	Since 2007
Since 2002	Director of Accounting & Control Services, Putnam Management
Director of Operational Compliance, Putnam Investments and Putnam
Retail Management

Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer
Since 2011
General Counsel, Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

56 Putnam VT Diversified Income Fund

This page intentionally left blank.

Putnam VT Diversified Income Fund 57

This page intentionally left blank.

58 Putnam VT Diversified Income Fund

This page intentionally left blank.

Putnam VT Diversified Income Fund 59

This page intentionally left blank.

60 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	W. Thomas Stephens
Public Accounting Firm
PricewaterhouseCoopers LLP

Putnam VT Diversified Income Fund 61

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	272242 2/12

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2011	$153,148	$--	$9,360	$ —
December 31, 2010	$138,089	$--	$7,013	$355*

*	Includes fees of $355 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal year ended December 31, 2010. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2011and December 31, 2010, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $136,742 and $285,587 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2011	$ —	$107,505	$ —	$ —

December 31, 2010	$ —	$227,601	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2012